UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

Calvert Social Investment Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's Telephone Number)

September 30
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert Balanced Fund
Calvert Bond Fund
Calvert Equity Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Calvert Asset Allocation Funds • Conservative Allocation Fund • Moderate Allocation Fund • Aggressive Allocation Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

Performance and Fund Profile
2	Conservative Allocation Fund
3	Moderate Allocation Fund
4	Aggressive Allocation Fund
5	Endnotes and Additional Disclosures
6	Fund Expenses
8	Financial Statements
46	Board of Trustees’ Contract Approval
55	Officers and Trustees
56	Important Notices

CALVERT CONSERVATIVE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, CIPM, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	4/29/2005	4/29/2005	1.81%	6.42%	5.15%	5.25%
Class A with 4.75% Maximum Sales Charge	—	—	-3.02	1.35	4.14	4.74
Class C at NAV	4/29/2005	4/29/2005	1.47	5.64	4.25	4.16
Class C with 1% Maximum Sales Charge	—	—	0.48	4.64	4.25	4.16
Class I at NAV	5/20/2016	4/29/2005	2.00	6.86	5.30	5.33

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	-1.08%	1.20%	1.82%	3.63%
Conservative Allocation Composite Benchmark	—	—	1.16	5.85	5.12	5.39

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.00%	1.79%	1.92%
Net				0.96	1.71	0.61

Fund Profile

ASSET ALLOCATION (% of total investments)

Fixed-Income Funds	65.6%
Domestic Equity Funds	21.3%
International and Global Equity Funds	10.1%
Exchange-Traded Funds	2.9%
Purchased Options	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, CIPM, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	4/29/2005	4/29/2005	3.67%	10.41%	7.65%	5.82%
Class A with 4.75% Maximum Sales Charge	—	—	-1.24	5.19	6.60	5.31
Class C at NAV	4/29/2005	4/29/2005	3.27	9.59	6.84	5.02
Class C with 1% Maximum Sales Charge	—	—	2.28	8.59	6.84	5.02
Class I at NAV	5/20/2016	4/29/2005	3.84	10.76	7.79	5.89

Russell 3000® Index	—	—	5.65%	13.81%	13.02%	9.62%
Moderate Allocation Composite Benchmark	—	—	3.03	9.97	7.81	6.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.99%	1.78%	1.06%
Net				0.96	1.71	0.61

Fund Profile

ASSET ALLOCATION (% of total investments)

Domestic Equity Funds	41.1%
Fixed-Income Funds	36.0%
International and Global Equity Funds	20.4%
Exchange-Traded Funds	2.4%
Purchased Options	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 3

CALVERT AGGRESSIVE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, CIPM, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	6/30/2005	6/30/2005	4.93%	13.99%	9.90%	6.47%
Class A with 4.75% Maximum Sales Charge	—	—	-0.05	8.58	8.83	5.96
Class C at NAV	6/30/2005	6/30/2005	4.56	13.16	8.84	5.26
Class C with 1% Maximum Sales Charge	—	—	3.57	12.16	8.84	5.26
Class I at NAV	5/20/2016	6/30/2005	5.11	14.39	10.04	6.54

Russell 3000® Index	—	—	5.65%	13.81%	13.02%	9.62%
Aggressive Allocation Composite Benchmark	—	—	4.54	13.51	9.91	7.22

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.10%	1.92%	2.27%
Net				0.96	1.71	0.61

Fund Profile

ASSET ALLOCATION (% of total investments)

Domestic Equity Funds	55.9%
International and Global Equity Funds	29.0%
Fixed-Income Funds	13.1%
Exchange-Traded Funds	1.9%
Purchased Options	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

4 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI All-Country World Ex US Investable Market Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States, with comprehensive coverage of securities in those markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Conservative Allocation Composite Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Moderate Allocation Composite Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index, and 35% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Aggressive Allocation Composite Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index, and 10% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profiles subject to change due to active management.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

CALVERT CONSERVATIVE ALLOCATION FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,018.10	$2.21**	0.44%
Class C	$1,000.00	$1,014.70	$5.98**	1.19%
Class I	$1,000.00	$1,020.00	$0.45**	0.09%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.74	$2.22**	0.44%
Class C	$1,000.00	$1,019.00	$5.99**	1.19%
Class I	$1,000.00	$1,024.48	$0.45**	0.09%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,036.70	$2.23**	0.44%
Class C	$1,000.00	$1,032.70	$6.03**	1.19%
Class I	$1,000.00	$1,038.40	$0.46**	0.09%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.74	$2.22**	0.44%
Class C	$1,000.00	$1,019.00	$5.99**	1.19%
Class I	$1,000.00	$1,024.48	$0.45**	0.09%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

CALVERT AGGRESSIVE ALLOCATION FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,049.30	$2.20**	0.43%
Class C	$1,000.00	$1,045.60	$6.02**	1.18%
Class I	$1,000.00	$1,051.10	$0.41**	0.08%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.79	$2.17**	0.43%
Class C	$1,000.00	$1,019.05	$5.94**	1.18%
Class I	$1,000.00	$1,024.53	$0.40**	0.08%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 7

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 96.3%
Equity Mutual Funds - 31.1%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	76,874	1,969,522
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	371,579	8,772,981
Calvert US Large-Cap Core Responsible Index Fund, Class R6	644,065	14,620,280
Calvert US Large-Cap Growth Responsible Index Fund, Class I	344,980	8,938,439
Calvert US Large-Cap Value Responsible Index Fund, Class I	490,554	11,027,645
Calvert US Mid-Cap Core Responsible Index Fund, Class I	154,350	3,923,585
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	226,534	4,064,014
Calvert International Equity Fund, Class I	53,134	996,264
Calvert International Opportunities Fund, Class I	332,451	6,166,959
Calvert Mid-Cap Fund, Class I	53,047	1,967,526
		62,447,215

Fixed-Income Mutual Funds - 65.2%
The Calvert Fund:
Calvert Long-Term Income Fund, Class I	572	9,524
Calvert Ultra-Short Duration Income Fund, Class R6	316,609	4,942,269
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	1,709,459	25,556,418
Calvert Floating-Rate Advantage Fund, Class R6	2,794,037	27,884,492
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,555,802	72,346,132
		130,738,835

Total Mutual Funds (Cost $188,213,261)		193,186,050

EXCHANGE-TRADED FUNDS - 2.9%
iShares TIPS Bond ETF	51,745	5,849,772

Total Exchange-Traded Funds (Cost $5,885,791)		5,849,772

Total Purchased Options (Cost $254,694) - 0.1%		117,988

TOTAL INVESTMENTS (Cost $194,353,746) - 99.3%		199,153,810

8 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Total Written Options (Premiums received $139,647) - (0.0)% (b)	(94,160)

Other assets and liabilities, net - 0.7%	1,417,711
NET ASSETS - 100.0%	200,477,361

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than (0.05)%.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	26	$6,866,262	$2,900	4/30/18	$1,755
S&P 500 Index	22	5,809,914	2,750	7/31/18	109,670
U.S. Treasury Bond Futures 6/2018	21	3,079,125	152	5/25/18	6,563

Total					$117,988

WRITTEN PUT OPTIONS - (0.0)% (b)
EXCHANGE-TRADED OPTIONS - (0.0)% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(22)	($5,809,914)	$2,400	7/31/18	($94,160)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
MSCI Emerging Markets Index	16	Jun-18	$950,240	($27,166)
U.S. 5-Year Treasury Note	37	Jun-18	4,235,055	19,881
U.S. 10-Year Treasury Note	25	Jun-18	3,028,516	31,985
U.S. Ultra 10-Year Treasury Note	8	Jun-18	1,038,875	19,111
U.S. Ultra-Long Treasury Bond	38	Jun-18	6,097,813	252,865
Total Long				$296,676
Short:
U.S. 2-Year Treasury Note	(38)	Jun-18	($8,079,156)	($4,219)
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 96.9%
Equity Mutual Funds - 61.1%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	165,341	4,236,049
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	927,492	21,898,084
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,171,115	49,284,302
Calvert US Large-Cap Growth Responsible Index Fund, Class I	764,821	19,816,509
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,191,231	26,778,870
Calvert US Mid-Cap Core Responsible Index Fund, Class I	447,553	11,376,786
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	477,088	8,558,957
Calvert International Equity Fund, Class I	521,971	9,786,954
Calvert International Opportunities Fund, Class I	933,564	17,317,606
Calvert Mid-Cap Fund, Class I	114,612	4,250,971
		173,305,088

Fixed-Income Mutual Funds - 35.8%
The Calvert Fund:
Calvert Ultra-Short Duration Income Fund, Class R6	528,639	8,252,058
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	2,123,232	31,742,324
Calvert Floating-Rate Advantage Fund, Class R6	2,129,591	21,253,316
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,527,147	40,131,101
		101,378,799

Total Mutual Funds (Cost $257,413,912)		274,683,887

EXCHANGE-TRADED FUNDS - 2.5%
iShares TIPS Bond ETF	61,584	6,962,071

Total Exchange-Traded Funds (Cost $7,004,874)		6,962,071

Total Purchased Options (Cost $360,507) - 0.1%		166,407

TOTAL INVESTMENTS (Cost $264,779,293) - 99.5%		281,812,365

10 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Total Written Options (Premiums received $196,775) - (0.1)%	(132,680)

Other assets and liabilities, net - 0.6%	1,662,484
NET ASSETS - 100.0%	283,342,169

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	37	$9,771,219	$2,900	4/30/18	$2,497
S&P 500 Index	31	8,186,697	2,750	7/31/18	154,535
U.S. Treasury Bond Futures 6/2018	30	4,398,750	152	5/25/18	9,375

Total					$166,407

WRITTEN PUT OPTIONS - (0.1)%
EXCHANGE-TRADED OPTIONS - (0.1)%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(31)	($8,186,697)	$2,400	7/31/18	($132,680)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
MSCI Emerging Markets Index	95	Jun-18	$5,642,050	($65,538)
U.S. 10-Year Treasury Note	16	Jun-18	1,938,250	20,471
U.S. Ultra 10-Year Treasury Note	8	Jun-18	1,038,875	19,111
U.S. Ultra-Long Treasury Bond	27	Jun-18	4,332,656	179,667
Total Long				$153,711
Short:
E-mini S&P 500 Index	(22)	Jun-18	($2,907,300)	($13,882)
U.S. 2-Year Treasury Note	(39)	Jun-18	(8,291,766)	(4,330)
U.S. 5-Year Treasury Note	(99)	Jun-18	(11,331,633)	(54,306)
Total Short				($72,518)
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 97.4%
Equity Mutual Funds - 84.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	128,109	3,282,141
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	524,049	12,372,789
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,698,279	38,550,925
Calvert US Large-Cap Growth Responsible Index Fund, Class I	507,959	13,161,206
Calvert US Large-Cap Value Responsible Index Fund, Class I	809,626	18,200,383
Calvert US Mid-Cap Core Responsible Index Fund, Class I	245,144	6,231,563
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	410,765	7,369,119
Calvert International Equity Fund, Class I	558,487	10,471,640
Calvert International Opportunities Fund, Class I	683,201	12,673,388
Calvert Mid-Cap Fund, Class I	89,042	3,302,554
		125,615,708

Fixed-Income Mutual Funds - 13.0%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	190,293	2,844,878
Calvert Floating-Rate Advantage Fund, Class R6	376,350	3,755,971
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	806,922	12,813,920
		19,414,769

Total Mutual Funds (Cost $133,075,330)		145,030,477

EXCHANGE-TRADED FUNDS - 1.9%
iShares TIPS Bond ETF	25,550	2,888,427

Total Exchange-Traded Funds (Cost $2,906,145)		2,888,427

Total Purchased Options (Cost $186,322) - 0.1%		86,043

TOTAL INVESTMENTS (Cost $136,167,797) - 99.4%		148,004,947

Total Written Options (Premiums received $101,561) - (0.0)% (b)		(68,480)

Other assets and liabilities, net - 0.6%		921,817
NET ASSETS - 100.0%		148,858,284

12 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than (0.05)%.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	19	$5,017,653	$2,900	4/30/18	$1,283
S&P 500 Index	16	4,225,392	2,750	7/31/18	79,760
U.S. Treasury Bond Futures 6/2018	16	2,346,000	152	5/25/18	5,000

Total					$86,043

WRITTEN PUT OPTIONS - (0.0)% (b)
EXCHANGE-TRADED OPTIONS - (0.0)% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(16)	($4,225,392)	$2,400	7/31/18	($68,480)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED DEPRECIATION
Long:
MSCI Emerging Markets Index	88	Jun-18	$5,226,320	($47,668)
Short:
E-mini S&P 500 Index	(23)	Jun-18	($3,039,450)	($14,512)
U.S. Ultra-Long Treasury Bond	(6)	Jun-18	(962,813)	(39,996)
Total Short				($54,508)
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT CONSERVATIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $6,140,485)	$5,967,760
Investments in securities of affiliated issuers, at value (identified cost $188,213,261)	193,186,050
Receivable for variation margin on open futures contracts	75,461
Receivable for investments sold	22,003
Receivable for capital shares sold	99,540
Dividends receivable from affiliates	98,130
Receivable from affiliate	9,671
Deposits at broker for futures contracts	215,031
Deposits for written options	1,149,000
Trustees' deferred compensation plan	106,946
Other assets	2,123
Total assets	200,931,715

LIABILITIES
Written options outstanding, at value (premiums received, $139,647)	94,160
Payable for investments purchased	109,532
Payable for capital shares redeemed	8,009
Payable to affiliates:
Distribution and service fees	60,707
Sub-transfer agency fee	6,283
Trustees' deferred compensation plan	106,946
Accrued expenses	68,717
Total liabilities	454,354
NET ASSETS	$200,477,361

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$191,527,766
Accumulated distributions in excess of net investment income	(1,015,799)
Accumulated undistributed net realized gain	4,827,386
Net unrealized appreciation	5,138,008
Total	$200,477,361

NET ASSET VALUE PER SHARE
Class A (based on net assets of $150,667,913 and 8,851,060 shares outstanding)	$17.02
Class C (based on net assets of $33,941,778 and 2,017,083 shares outstanding)	$16.83
Class I (based on net assets of $15,867,670 and 932,501 shares outstanding)	$17.02

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$17.87
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

14 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $7,365,381)	$7,128,478
Investments in securities of affiliated issuers, at value (identified cost $257,413,912)	274,683,887
Receivable for capital shares sold	254,438
Dividends receivable from affiliates	75,198
Receivable from affiliate	14,630
Deposits at broker for futures contracts	441,606
Deposits for written options	1,598,000
Trustees' deferred compensation plan	158,352
Other assets	3,026
Total assets	284,357,615

LIABILITIES
Written options outstanding, at value (premiums received, $196,775)	132,680
Due to custodian	166,550
Payable for investments purchased	305,845
Payable for capital shares redeemed	38,131
Payable to affiliates:
Distribution and service fees	85,498
Sub-transfer agency fee	13,527
Trustees' deferred compensation plan	158,352
Accrued expenses	114,863
Total liabilities	1,015,446
NET ASSETS	$283,342,169

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$257,658,178
Accumulated distributions in excess of net investment income	(2,378,561)
Accumulated undistributed net realized gain	10,884,192
Net unrealized appreciation	17,178,360
Total	$283,342,169

NET ASSET VALUE PER SHARE
Class A (based on net assets of $221,092,415 and 11,566,098 shares outstanding)	$19.12
Class C (based on net assets of $44,700,231 and 2,453,332 shares outstanding)	$18.22
Class I (based on net assets of $17,549,523 and 917,910 shares outstanding)	$19.12

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$20.07
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT AGGRESSIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $3,092,467)	$2,974,470
Investments in securities of affiliated issuers, at value (identified cost $133,075,330)	145,030,477
Receivable for capital shares sold	218,700
Dividends receivable from affiliates	14,057
Receivable from affiliate	9,505
Deposits at broker for futures contracts	358,912
Deposits for written options	850,000
Trustees' deferred compensation plan	132,805
Other assets	1,569
Total assets	149,590,495

LIABILITIES
Written options outstanding, at value (premiums received, $101,561)	68,480
Due to custodian	206,382
Payable for investments purchased	180,756
Payable for capital shares redeemed	6,950
Payable to affiliates:
Distribution and service fees	42,320
Sub-transfer agency fee	9,637
Trustees' deferred compensation plan	132,805
Accrued expenses	84,881
Total liabilities	732,211
NET ASSETS	$148,858,284

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$132,225,241
Accumulated distributions in excess of net investment income	(1,655,022)
Accumulated undistributed net realized gain	6,520,010
Net unrealized appreciation	11,768,055
Total	$148,858,284

NET ASSET VALUE PER SHARE
Class A (based on net assets of $121,894,923 and 6,048,827 shares outstanding)	$20.15
Class C (based on net assets of $18,951,426 and 1,095,349 shares outstanding)	$17.30
Class I (based on net assets of $8,011,935 and 396,432 shares outstanding)	$20.21

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$21.15
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

16 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT ALLOCATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Dividend income - unaffiliated issuers	$62,402	$66,831	$23,759
Dividend income - affiliated issuers	2,466,690	3,523,310	1,834,922
Securities lending income, net	3,536	3,491	1,335
Total investment income	2,532,628	3,593,632	1,860,016

EXPENSES
Distribution and service fees:
Class A	184,488	274,518	150,608
Class C	168,514	221,063	94,250
Trustees' fees and expenses	2,374	3,383	1,752
Custodian fees	12,582	11,712	11,826
Transfer agency fees and expenses	95,023	150,785	102,657
Accounting fees	13,823	17,825	13,823
Professional fees	16,871	19,902	15,221
Registration fees	45,499	45,378	44,799
Reports to shareholders	9,247	12,892	9,955
Miscellaneous	8,428	16,481	11,957
Total expenses	556,849	773,939	456,848
Waiver and/or reimbursement of expenses by affiliate	(24,485)	(19,929)	(78,816)
Reimbursement of expenses-other	(2,123)	(3,026)	(1,569)
Net expenses	530,241	750,984	376,463
Net investment income	2,002,387	2,842,648	1,483,553

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT ALLOCATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	298,338	490,602	280,773
Investment securities - affiliated issuers	4,572,773	9,076,958	6,035,452
Futures contracts	(599,115)	14,750	(24,471)
Written options	53,017	88,466	52,884
Capital gains distributions from affiliated issuers	1,795,401	4,169,134	2,819,617
	6,120,414	13,839,910	9,164,255

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(229,556)	(351,706)	(193,225)
Investment securities - affiliated issuers	(4,967,289)	(6,845,853)	(3,746,981)
Futures contracts	407,862	127,879	(34,579)
Written options	28,165	28,758	10,498
	(4,760,818)	(7,040,922)	(3,964,287)

Net realized and unrealized gain	1,359,596	6,798,988	5,199,968

Net increase in net assets resulting from operations	$3,361,983	$9,641,636	$6,683,521
See notes to financial statements.

18 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$2,002,387	$2,807,762
Net realized gain	6,120,414	3,221,955
Net change in unrealized appreciation (depreciation)	(4,760,818)	6,758,650
Net increase in net assets resulting from operations	3,361,983	12,788,367

Distributions to shareholders from:
Net investment income:
Class A shares	(2,359,006)	(2,595,975)
Class C shares	(414,955)	(376,473)
Class I shares	(244,225)	(71,237)
Class Y shares	—	(82,688)
Net realized gain:
Class A shares	(2,293,554)	(1,237,445)
Class C shares	(523,020)	(332,089)
Class I shares	(213,852)	(27,300)
Class Y shares	—	(4,486)
Total distributions to shareholders	(6,048,612)	(4,727,693)

Capital share transactions:
Class A shares	14,191,674	1,005,058
Class C shares	732,077	(2,258,930)
Class I shares	13,187,915	1,908,797
Class Y shares (a)	(10,313,306)	9,302,127
Net increase in net assets from capital share transactions	17,798,360	9,957,052

TOTAL INCREASE IN NET ASSETS	15,111,731	18,017,726

NET ASSETS
Beginning of period	185,365,630	167,347,904
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($1,015,799) and $0, respectively)	$200,477,361	$185,365,630

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$2,842,648	$3,547,714
Net realized gain	13,839,910	10,495,874
Net change in unrealized appreciation (depreciation)	(7,040,922)	16,483,112
Net increase in net assets resulting from operations	9,641,636	30,526,700

Distributions to shareholders from:
Net investment income:
Class A shares	(4,306,255)	(3,141,842)
Class C shares	(547,327)	(618,696)
Class I shares	(367,627)	(153,565)
Class Y shares	—	(10,236)
Net realized gain:
Class A shares	(5,707,116)	(5,330,677)
Class C shares	(1,215,363)	(1,136,894)
Class I shares	(405,828)	(37,924)
Class Y shares	—	(13,880)
Total distributions to shareholders	(12,549,516)	(10,443,714)

Capital share transactions:
Class A shares	9,993,711	(6,697,207)
Class C shares	2,532,045	(3,154,544)
Class I shares	8,838,355	7,345,917
Class Y shares (a)	(3,786,643)	3,047,895
Net increase in net assets from capital share transactions	17,577,468	542,061

TOTAL INCREASE IN NET ASSETS	14,669,588	20,625,047

NET ASSETS
Beginning of period	268,672,581	248,047,534
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($2,378,561) and $0, respectively)	$283,342,169	$268,672,581

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

20 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$1,483,553	$1,462,360
Net realized gain	9,164,255	7,041,756
Net change in unrealized appreciation (depreciation)	(3,964,287)	12,043,267
Net increase in net assets resulting from operations	6,683,521	20,547,383

Distributions to shareholders from:
Net investment income:
Class A shares	(2,465,839)	(1,378,048)
Class C shares	(321,710)	(237,027)
Class I shares	(151,999)	(49,157)
Class Y shares	—	(3,184)
Net realized gain:
Class A shares	(3,865,948)	(3,743,184)
Class C shares	(705,470)	(722,048)
Class I shares	(210,127)	(57,908)
Class Y shares	—	(6,081)
Total distributions to shareholders	(7,721,093)	(6,196,637)

Capital share transactions:
Class A shares	5,844,079	863,061
Class C shares	1,118,417	(1,286,071)
Class I shares	6,483,743	510,957
Class Y shares (a)	(1,230,496)	936,730
Net increase in net assets from capital share transactions	12,215,743	1,024,677

TOTAL INCREASE IN NET ASSETS	11,178,171	15,375,423

NET ASSETS
Beginning of period	137,680,113	122,304,690
End of period (including accumulated distributions in excess of net investment income of ($1,655,022) and ($199,027), respectively)	$148,858,284	$137,680,113

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018(a) (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017(a)	2016(a)	2015(a)	2014	2013(a)
Net asset value, beginning	$17.25		$16.48	$16.59	$17.22	$16.88	$16.45
Income from investment operations:
Net investment income	0.19		0.30	0.31	0.30	0.29	0.38
Net realized and unrealized gain	0.12		0.96	0.55	0.05	0.83	0.74
Total from investment operations	0.31		1.26	0.86	0.35	1.12	1.12
Distributions from:
Net investment income	(0.27)		(0.33)	(0.30)	(0.29)	(0.29)	(0.39)
Net realized gain	(0.27)		(0.16)	(0.67)	(0.69)	(0.49)	(0.30)
Total distributions	(0.54)		(0.49)	(0.97)	(0.98)	(0.78)	(0.69)
Total increase (decrease) in net asset value	(0.23)		0.77	(0.11)	(0.63)	0.34	0.43
Net asset value, ending	$17.02		$17.25	$16.48	$16.59	$17.22	$16.88
Total return (b)	1.81%	(c)	7.84%	5.42%	2.01%	6.78%	7.07%
Ratios to average net assets: (d)
Total expenses (e)	0.46%	(f)	0.51%	0.67%	0.69%	0.68%	0.68%
Net expenses (e)	0.44%	(f)	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income	2.16%	(f)	1.77%	1.90%	1.76%	1.71%	2.31%
Portfolio turnover	79%	(c)	46%	61%	8%	17%	31%
Net assets, ending (in thousands)	$150,668		$138,512	$131,576	$112,881	$92,150	$73,305

(a) Net investment income per share was computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(f) Annualized.
See notes to financial statements.

22 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018(a) (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017(a)	2016(a)	2015(a)	2014	2013(a)
Net asset value, beginning	$17.06		$16.28	$16.40	$17.06	$16.74	$16.32
Income from investment operations:
Net investment income	0.12		0.17	0.17	0.13	0.13	0.21
Net realized and unrealized gain	0.13		0.96	0.55	0.06	0.81	0.74
Total from investment operations	0.25		1.13	0.72	0.19	0.94	0.95
Distributions from:
Net investment income	(0.21)		(0.19)	(0.17)	(0.16)	(0.13)	(0.23)
Net realized gain	(0.27)		(0.16)	(0.67)	(0.69)	(0.49)	(0.30)
Total distributions	(0.48)		(0.35)	(0.84)	(0.85)	(0.62)	(0.53)
Total increase (decrease) in net asset value	(0.23)		0.78	(0.12)	(0.66)	0.32	0.42
Net asset value, ending	$16.83		$17.06	$16.28	$16.40	$17.06	$16.74
Total return (b)	1.47%	(c)	7.04%	4.57%	1.03%	5.71%	6.02%
Ratios to average net assets: (d)
Total expenses (e)	1.21%	(f)	1.30%	1.46%	1.44%	1.40%	1.44%
Net expenses (e)	1.19%	(f)	1.19%	1.27%	1.44%	1.40%	1.44%
Net investment income	1.38%	(f)	1.03%	1.07%	0.76%	0.73%	1.30%
Portfolio turnover	79%	(c)	46%	61%	8%	17%	31%
Net assets, ending (in thousands)	$33,942		$33,661	$34,334	$29,932	$25,263	$20,675

(a) Net investment income per share was computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,	Period Ended September 30,
CLASS I SHARES			2017	2016(a)
Net asset value, beginning	$17.23		$16.48	$16.07
Income from investment operations:
Net investment income (b)	0.25		0.40	0.11
Net realized and unrealized gain	0.11		0.91	0.43
Total from investment operations	0.36		1.31	0.54
Distributions from:
Net investment income	(0.30)		(0.40)	(0.13)
Net realized gain	(0.27)		(0.16)	—
Total distributions	(0.57)		(0.56)	(0.13)
Total increase (decrease) in net asset value	(0.21)		0.75	0.41
Net asset value, ending	$17.02		$17.23	$16.48
Total return (c)	2.00%	(d)	8.22%	3.40%	(d)
Ratios to average net assets: (e)
Total expenses (f)	0.21%	(g)	1.43%	0.97%	(g)
Net expenses (f)	0.09%	(g)	0.09%	0.09%	(g)
Net investment income	2.89%	(g)	2.37%	1.93%	(g)
Portfolio turnover	79%	(d)	46%	61%	(h)
Net assets, ending (in thousands)	$15,868		$3,052	$1,034

(a) From May 20, 2016 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(g) Annualized.
(h) For the year ended September 30, 2016.
See notes to financial statements.

24 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018(a) (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017(a)	2016(a)	2015(a)	2014	2013
Net asset value, beginning	$19.32		$17.86	$18.84	$19.80	$19.04	$16.89
Income from investment operations:
Net investment income	0.21		0.28	0.25	0.23	0.20	0.20
Net realized and unrealized gain (loss)	0.50		1.93	1.00	(0.04)	1.34	2.14
Total from investment operations	0.71		2.21	1.25	0.19	1.54	2.34
Distributions from:
Net investment income	(0.39)		(0.28)	(0.24)	(0.21)	(0.19)	(0.19)
Net realized gain	(0.52)		(0.47)	(1.99)	(0.94)	(0.59)	—
Total distributions	(0.91)		(0.75)	(2.23)	(1.15)	(0.78)	(0.19)
Total increase (decrease) in net asset value	(0.20)		1.46	(0.98)	(0.96)	0.76	2.15
Net asset value, ending	$19.12		$19.32	$17.86	$18.84	$19.80	$19.04
Total return (b)	3.67%	(c)	12.86%	7.16%	0.86%	8.27%	14.02%
Ratios to average net assets: (d)
Total expenses (e)	0.45%	(f)	0.50%	0.73%	0.67%	0.64%	0.69%
Net expenses (e)	0.44%	(f)	0.44%	0.56%	0.67%	0.64%	0.69%
Net investment income	2.14%	(f)	1.52%	1.43%	1.14%	1.01%	1.12%
Portfolio turnover	58%	(c)	45%	61%	8%	10%	27%
Net assets, ending (in thousands)	$221,092		$213,343	$203,907	$189,372	$172,244	$143,215

(a) Net investment income per share was computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018(a) (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017(a)	2016(a)	2015(a)	2014	2013
Net asset value, beginning	$18.37		$17.11	$18.16	$19.19	$18.55	$16.52
Income from investment operations:
Net investment income	0.13		0.14	0.11	0.07	0.09	0.09
Net realized and unrealized gain (loss)	0.47		1.84	0.97	(0.02)	1.26	2.08
Total from investment operations	0.60		1.98	1.08	0.05	1.35	2.17
Distributions from:
Net investment income	(0.23)		(0.25)	(0.14)	(0.14)	(0.12)	(0.14)
Net realized gain	(0.52)		(0.47)	(1.99)	(0.94)	(0.59)	—
Total distributions	(0.75)		(0.72)	(2.13)	(1.08)	(0.71)	(0.14)
Total increase (decrease) in net asset value	(0.15)		1.26	(1.05)	(1.03)	0.64	2.03
Net asset value, ending	$18.22		$18.37	$17.11	$18.16	$19.19	$18.55
Total return (b)	3.27%	(c)	12.02%	6.37%	0.09%	7.44%	13.21%
Ratios to average net assets: (d)
Total expenses (e)	1.20%	(f)	1.29%	1.51%	1.42%	1.38%	1.42%
Net expenses (e)	1.19%	(f)	1.19%	1.32%	1.42%	1.38%	1.42%
Net investment income	1.39%	(f)	0.77%	0.68%	0.37%	0.28%	0.38%
Portfolio turnover	58%	(c)	45%	61%	8%	10%	27%
Net assets, ending (in thousands)	$44,700		$42,529	$42,695	$40,560	$37,326	$31,242

(a) Net investment income per share was computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(f) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,	Period Ended September 30,
CLASS I SHARES			2017	2016(a)
Net asset value, beginning	$19.36		$17.85	$17.10
Income from investment operations:
Net investment income (b)	0.25		0.26	0.07
Net realized and unrealized gain	0.49		2.02	0.76
Total from investment operations	0.74		2.28	0.83
Distributions from:
Net investment income	(0.46)		(0.30)	(0.08)
Net realized gain	(0.52)		(0.47)	—
Total distributions	(0.98)		(0.77)	(0.08)
Total increase (decrease) in net asset value	(0.24)		1.51	0.75
Net asset value, ending	$19.12		$19.36	$17.85
Total return (c)	3.84%	(d)	13.26%	4.86%	(d)
Ratios to average net assets: (e)
Total expenses (f)	0.20%	(g)	0.55%	0.54%	(g)
Net expenses (f)	0.09%	(g)	0.09%	0.09%	(g)
Net investment income	2.59%	(g)	1.43%	1.06%	(g)
Portfolio turnover	58%	(d)	45%	61%	(h)
Net assets, ending (in thousands)	$17,550		$9,124	$1,049

(a) From May 20, 2016 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(g) Annualized.
(h) For the year ended September 30, 2016.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018(a) (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017(a)	2016(a)	2015(a)	2014(a)	2013
Net asset value, beginning	$20.27		$18.12	$19.32	$20.68	$19.38	$16.15
Income from investment operations:
Net investment income	0.22		0.23	0.19	0.21	0.18	0.11
Net realized and unrealized gain (loss)	0.78		2.82	1.25	(0.08)	1.70	3.23
Total from investment operations	1.00		3.05	1.44	0.13	1.88	3.34
Distributions from:
Net investment income	(0.44)		(0.23)	(0.15)	(0.21)	(0.18)	(0.11)
Net realized gain	(0.68)		(0.67)	(2.49)	(1.28)	(0.40)	—
Total distributions	(1.12)		(0.90)	(2.64)	(1.49)	(0.58)	(0.11)
Total increase (decrease) in net asset value	(0.12)		2.15	(1.20)	(1.36)	1.30	3.23
Net asset value, ending	$20.15		$20.27	$18.12	$19.32	$20.68	$19.38
Total return (b)	4.93%	(c)	17.59%	8.03%	0.41%	9.85%	20.82%
Ratios to average net assets: (d)
Total expenses (e)	0.54%	(f)	0.60%	0.78%	0.77%	0.76%	0.81%
Net expenses (e)	0.43%	(f)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	2.12%	(f)	1.24%	1.10%	1.04%	0.88%	0.62%
Portfolio turnover	49%	(c)	55%	62%	10%	15%	31%
Net assets, ending (in thousands)	$121,895		$116,680	$103,539	$93,928	$83,009	$72,318

(a) Net investment income per share was computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(f) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018(a) (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017(a)	2016(a)	2015(a)	2014(a)	2013
Net asset value, beginning	$17.50		$15.85	$17.21	$18.71	$17.71	$14.89
Income from investment operations:
Net investment income (loss)	0.12		0.08	0.03	(0.01)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	0.67		2.45	1.10	(0.07)	1.58	2.93
Total from investment operations	0.79		2.53	1.13	(0.08)	1.52	2.88
Distributions from:
Net investment income	(0.31)		(0.21)	—	(0.14)	(0.12)	(0.06)
Net realized gain	(0.68)		(0.67)	(2.49)	(1.28)	(0.40)	—
Total distributions	(0.99)		(0.88)	(2.49)	(1.42)	(0.52)	(0.06)
Total increase (decrease) in net asset value	(0.20)		1.65	(1.36)	(1.50)	1.00	2.82
Net asset value, ending	$17.30		$17.50	$15.85	$17.21	$18.71	$17.71
Total return (b)	4.56%	(c)	16.72%	7.06%	(0.72%)	8.66%	19.39%
Ratios to average net assets: (d)
Total expenses (e)	1.29%	(f)	1.42%	1.60%	1.55%	1.53%	1.63%
Net expenses (e)	1.18%	(f)	1.18%	1.31%	1.55%	1.53%	1.63%
Net investment income (loss)	1.37%	(f)	0.52%	0.20%	(0.05%)	(0.30%)	(0.61%)
Portfolio turnover	49%	(c)	55%	62%	10%	15%	31%
Net assets, ending (in thousands)	$18,951		$18,045	$17,578	$16,400	$14,557	$11,234

(a) Net investment income per share was computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 29

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,	Period Ended September 30,
CLASS I SHARES			2017	2016(a)
Net asset value, beginning	$20.35		$18.14	$17.17
Income from investment operations:
Net investment income (b)	0.28		0.36	0.01
Net realized and unrealized gain	0.76		2.77	0.96
Total from investment operations	1.04		3.13	0.97
Distributions from:
Net investment income	(0.50)		(0.25)	—
Net realized gain	(0.68)		(0.67)	—
Total distributions	(1.18)		(0.92)	—
Total increase (decrease) in net asset value	(0.14)		2.21	0.97
Net asset value, ending	$20.21		$20.35	$18.14
Total return (c)	5.11%	(d)	18.02%	5.65%	(d)
Ratios to average net assets: (e)
Total expenses (f)	0.29%	(g)	1.76%	0.57%	(g)
Net expenses (f)	0.08%	(g)	0.08%	0.08%	(g)
Net investment income	2.73%	(g)	1.91%	0.19%	(g)
Portfolio turnover	49%	(d)	55%	62%	(h)
Net assets, ending (in thousands)	$8,012		$1,790	$1,056

(a) From May 20, 2016 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(g) Annualized.
(h) For the year ended September 30, 2016.
See notes to financial statements.

30 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Aggressive Allocation Fund (Aggressive), (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Aggressive is to seek long-term capital appreciation. The Funds invest primarily in a combination of other Calvert equity and fixed-income funds (the Underlying Funds).
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to Calvert Research and Management (CRM), the Funds' investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 31

Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and polices of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds' adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2018, based on the inputs used to value them:
CONSERVATIVE

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$193,186,050	$—	$—	$193,186,050
Exchange-Traded Funds	5,849,772	—	—	5,849,772
Purchased Options	117,988	—	—	117,988
Total Investments	$199,153,810	$—	$—	$199,153,810
Futures Contracts(1)	$323,842	$—	$—	$323,842
Total	$199,477,652	$—	$—	$199,477,652

Liabilities
Futures Contracts(1)	$(31,385)	$—	$—	$(31,385)
Written Options	(94,160)	—	—	(94,160)
Total	$(125,545)	$—	$—	$(125,545)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.

32 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

MODERATE

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$274,683,887	$—	$—	$274,683,887
Exchange-Traded Funds	6,962,071	—	—	6,962,071
Purchased Options	166,407	—	—	166,407
Total Investments	$281,812,365	$—	$—	$281,812,365
Futures Contracts(1)	$219,249	$—	$—	$219,249
Total	$282,031,614	$—	$—	$282,031,614

Liabilities
Futures Contracts(1)	$(138,056)	$—	$—	$(138,056)
Written Options	(132,680)	—	—	(132,680)
Total	$(270,736)	$—	$—	$(270,736)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
AGGRESSIVE

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$145,030,477	$—	$—	$145,030,477
Exchange-Traded Funds	2,888,427	—	—	2,888,427
Purchased Options	86,043	—	—	86,043
Total Investments	$148,004,947	$—	$—	$148,004,947

Liabilities
Futures Contracts(1)	$(102,176)	$—	$—	$(102,176)
Written Options	(68,480)	—	—	(68,480)
Total	$(170,656)	$—	$—	$(170,656)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Futures Contracts: The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 33

a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
E. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds' policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As purchasers of an index option or option on a futures contract, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the strike price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Funds is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Funds' policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, each Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. The Funds, as writers of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the instrument underlying the written option. The Funds may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Aggressive. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

34 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

NOTE 2 — RELATED PARTY TRANSACTIONS
CRM, a subsidiary of Eaton Vance Management (EVM), provides investment advisory services to the Funds. The Funds do not pay advisory fees to CRM for performing investment advisory services. CRM, however, receives advisory fees for managing the Underlying Funds.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses) for Conservative, Moderate and Aggressive exceed 0.44%, 0.44% and 0.43%, respectively, for Class A shares; 1.19%, 1.19% and 1.18%, respectively, for Class C shares; 0.09%, 0.09% and 0.08%, respectively, for Class I shares and prior to the close of business on December 8, 2017, 0.19%, 0.19% and 0.18%, respectively, for Class Y shares of such class' average daily net assets. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $24,485, $19,929 and $78,816 of Conservative, Moderate and Aggressive, respectively. CRM serves as the administrator of the Funds, but receives no compensation.
The Funds have in effect distribution plans for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Funds also have in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Aggressive paid or accrued for the six months ended March 31, 2018, amounted to $184,488, $274,518 and $150,608, respectively, for Class A shares and $168,514, $221,063 and $94,250, respectively, for Class C shares.
The Funds were informed that EVD received $22,479, $44,358 and $30,759 for Conservative, Moderate and Aggressive, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2018. The Funds were also informed that EVD received $712, $5,023 and $2,878 for Conservative, Moderate and Aggressive, respectively, of contingent deferred sales charges paid by each Fund’s shareholders for the same period.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $10,578, $21,917 and $17,008 for Conservative, Moderate and Aggressive, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, each Fund's allocated portion of such expense and reimbursement was $2,123, $3,026 and $1,569 for Conservative, Moderate and Aggressive, respectively, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statements of Operations.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 35

NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Purchases	$169,035,518	$172,056,435	$79,404,054
Sales	$154,940,739	$161,098,794	$71,400,233
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2018, as determined on a federal income tax basis, were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Federal tax cost of investments	$194,618,909	$267,031,504	$138,169,353
Gross unrealized appreciation	$6,330,923	$15,902,463	$10,089,149
Gross unrealized depreciation	(1,597,725)	(1,173,089)	(424,211)
Net unrealized appreciation (depreciation)	$4,733,198	$14,729,374	$9,664,938
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts and options contracts outstanding at March 31, 2018 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2018, the Funds used futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the six months ended March 31, 2018, the Funds used purchased and written options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).
At March 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

CONSERVATIVE

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Equity price	Futures contracts	Net unrealized appreciation	$—		($27,166)	*
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	111,425		—
Equity price	Written options	Written options outstanding, at value	—		(94,160)
Interest rate	Futures contracts	Net unrealized appreciation	323,842	*	(4,219)	*
Interest rate	Purchased options	Investments in securities of unaffiliated issuers, at value	6,563		—
Total			$441,830		($125,545)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

36 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

MODERATE

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Equity price	Futures contracts	Net unrealized appreciation	$—		($79,420)	*
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	157,032		—
Equity price	Written options	Written options outstanding, at value	—		(132,680)
Interest rate	Futures contracts	Net unrealized appreciation	219,249	*	(58,636)	*
Interest rate	Purchased options	Investments in securities of unaffiliated issuers, at value	9,375		—
Total			$385,656		($270,736)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

AGGRESSIVE

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Futures contracts	Net unrealized appreciation	$—	($62,180)	*
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	81,043	—
Equity price	Written options	Written options outstanding, at value	—	(68,480)
Interest rate	Futures contracts	Net unrealized appreciation	—	(39,996)	*
Interest rate	Purchased options	Investments in securities of unaffiliated issuers at value	5,000	—
Total			$86,043	($170,656)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2018 was as follows:

CONSERVATIVE
Statement of Operations Caption	Equity price	Interest rate
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	$363,105	$—
Futures contracts	(74,977)	(524,138)
Written options	53,017	—
Total	$341,145	($524,138)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	($177,092)	($16,445)
Futures contracts	22,987	384,875
Written options	28,165	—
Total	($125,940)	$368,430

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 37

MODERATE
Statement of Operations Caption	Equity price	Interest rate
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	$558,199	$—
Futures contracts	(91,328)	106,078
Written options	88,466	—
Total	$555,337	$106,078

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	($285,410)	($23,493)
Futures contracts	(24,235)	152,114
Written options	28,758	—
Total	($280,887)	$128,621

AGGRESSIVE
Statement of Operations Caption	Equity price	Interest rate
Net realized gain (loss) on:
Investment securities – unaffiliated issuers	$304,016	$—
Futures contracts	(89,834)	65,363
Written options	52,884	—
Total	$267,066	$65,363

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	($162,977)	($12,530)
Futures contracts	5,417	(39,996)
Written options	10,498	—
Total	($147,062)	($52,526)
The average notional cost of futures contracts and the average number of purchased and written options contracts outstanding during the six months ended March 31, 2018 were approximately as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Futures contracts – long	$12,844,000	$10,350,000	$2,377,000
Futures contracts – short	$5,487,000	$18,549,000	$1,420,000
Purchased options	59	87	46
Written options	(26)	(46)	(28)
NOTE 6 — OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, each Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on each Fund’s assets to the extent of any overdraft. At March 31, 2018, Moderate and Aggressive had a payment due to SSB pursuant to the foregoing arrangement of $166,550 and $206,382, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018. The Funds' average overdraft advances during the six months ended March 31, 2018 were not significant.

38 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

NOTE 7 — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the respective Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the respective Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the respective Fund and cannot be sold or re-pledged by the respective Fund; accordingly, such collateral is not reflected in each of the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower. The Funds did not have any securities on loan at March 31, 2018.
NOTE 8 — LINE OF CREDIT
The Funds participate with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds had no borrowings pursuant to this line of credit during the six months ended March 31, 2018.
NOTE 9 — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of each Fund’s investment in affiliated companies was $193,186,050, $274,683,887 and $145,030,477 for Conservative, Moderate and Aggressive, respectively, which represents 96.3%, 96.9% and 97.4% of net assets for Conservative, Moderate and Aggressive, respectively. Transactions in affiliated companies by the Funds for the six months ended March 31, 2018 were as follows:

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 39

CONSERVATIVE

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	1,580,293	129,166	—	1,709,459	$25,556,418	$352,219	$—	$202,937	($356,444)
Bond Fund, Class I	4,425,319	163,270	(4,588,589)	—	—	114,571	916,129	—	(739,800)
Bond Fund, Class R6	—	4,555,802	—	4,555,802	72,346,132	741,246	—	—	(1,336,475)
Emerging Markets Equity Fund, Class I	281,216	7,373	(62,055)	226,534	4,064,014	10,528	252,589	—	112,297
Floating-Rate Advantage Fund, Class R6	—	2,794,037	—	2,794,037	27,884,492	436,089	—	—	(53,189)
International Equity Fund, Class I	309,405	885	(257,156)	53,134	996,264	16,573	561,497	—	(476,858)
International Opportunities Fund, Class I	310,482	31,644	(9,675)	332,451	6,166,959	102,843	24,990	302,993	33,177
International Responsible Index Fund, Class I	242,560	133,301	(4,282)	371,579	8,772,981	117,763	15,619	—	54,211
Long-Term Income Fund, Class I	321,477	9	(320,914)	572	9,524	157	270,912	—	(264,760)
Mid-Cap Fund, Class I	48,815	6,556	(2,324)	53,047	1,967,526	7,399	(4,627)	158,494	(74,242)
Small-Cap Fund, Class I	70,175	11,843	(5,144)	76,874	1,969,522	5,386	27,565	237,529	(155,026)
Ultra-Short Duration Income Fund, Class I	1,357,595	760,399	(2,117,994)	—	—	6,906	29,240	—	(9,836)
Ultra-Short Duration Income Fund, Class R6	—	1,241,294	(924,685)	316,609	4,942,269	42,075	(13,030)	1,258	(3,707)
US Large-Cap Core Responsible Index Fund, Class I	687,671	4,253	(691,924)	—	—	—	2,223,027	—	(1,875,925)
US Large-Cap Core Responsible Index Fund, Class R6	—	662,614	(18,549)	644,065	14,620,280	208,001	6,492	146,344	125,949
US Large-Cap Growth Responsible Index Fund, Class I	344,496	14,119	(13,635)	344,980	8,938,439	76,079	82,906	115,386	417,920
US Large-Cap Value Responsible Index Fund, Class I	474,198	53,403	(37,047)	490,554	11,027,645	189,589	163,437	557,802	(475,393)
US Mid-Cap Core Responsible Index Fund, Class I	135,676	27,736	(9,062)	154,350	3,923,585	39,265	16,027	72,658	110,812
TOTALS					$193,186,050	$2,466,690	$4,572,773	$1,795,401	($4,967,289)

40 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

MODERATE

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	2,008,287	114,945	—	2,123,232	$31,742,324	$439,226	$—	$252,057	($442,034)
Bond Fund, Class I	2,934,178	4,093	(2,938,271)	—	—	65,864	601,805	—	(495,329)
Bond Fund, Class R6	—	2,527,147	—	2,527,147	40,131,101	412,901	—	—	(746,187)
Emerging Markets Equity Fund, Class I	565,098	1,272	(89,282)	477,088	8,558,957	22,174	418,028	—	351,632
Floating-Rate Advantage Fund, Class R6	—	2,129,591	—	2,129,591	21,253,316	332,028	—	—	(40,782)
International Equity Fund, Class I	1,185,299	8,697	(672,025)	521,971	9,786,954	162,810	918,319	—	(500,150)
International Opportunities Fund, Class I	892,071	64,540	(23,047)	933,564	17,317,606	289,321	107,854	852,381	59,467
International Responsible Index Fund, Class I	580,769	360,259	(13,536)	927,492	21,898,084	293,947	51,985	—	119,991
Mid-Cap Fund, Class I	105,191	10,711	(1,290)	114,612	4,250,971	15,582	1,974	333,795	(167,300)
Small-Cap Fund, Class I	151,220	20,260	(6,139)	165,341	4,236,049	11,319	34,724	499,255	(301,361)
Ultra-Short Duration Income Fund, Class I	1,438,790	413,099	(1,851,889)	—	—	13,362	28,159	—	(5,277)
Ultra-Short Duration Income Fund, Class R6	—	1,707,039	(1,178,400)	528,639	8,252,058	67,044	(18,279)	2,215	(11,162)
US Large-Cap Core Responsible Index Fund, Class I	2,037,548	—	(2,037,548)	—	—	—	6,666,432	—	(5,574,618)
US Large-Cap Core Responsible Index Fund, Class R6	—	2,171,115	—	2,171,115	49,284,302	681,533	—	479,511	438,778
US Large-Cap Growth Responsible Index Fund, Class I	769,928	16,285	(21,392)	764,821	19,816,509	166,175	134,323	252,032	984,512
US Large-Cap Value Responsible Index Fund, Class I	1,125,626	91,042	(25,437)	1,191,231	26,778,870	439,761	118,535	1,293,854	(862,920)
US Mid-Cap Core Responsible Index Fund, Class I	388,681	66,972	(8,100)	447,553	11,376,786	110,263	13,099	204,034	346,887
TOTALS					$274,683,887	$3,523,310	$9,076,958	$4,169,134	($6,845,853)

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 41

AGGRESSIVE

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	267,360	17,113	(94,180)	190,293	$2,844,878	$45,697	$35,538	$22,590	($73,458)
Bond Fund, Class I	814,675	148,460	(963,135)	—	—	17,833	61,387	—	(29,249)
Bond Fund, Class R6	—	1,142,243	(335,321)	806,922	12,813,920	119,281	(33,345)	—	(175,791)
Emerging Markets Equity Fund, Class I	536,025	1,095	(126,355)	410,765	7,369,119	19,091	545,027	—	132,212
Floating-Rate Advantage Fund, Class R6	—	376,350	—	376,350	3,755,971	58,639	—	—	(7,147)
International Equity Fund, Class I	926,169	13,668	(381,350)	558,487	10,471,640	174,200	266,073	—	107,352
International Opportunities Fund, Class I	644,874	46,964	(8,637)	683,201	12,673,388	210,536	41,930	620,268	82,246
International Responsible Index Fund, Class I	340,817	186,258	(3,026)	524,049	12,372,789	166,085	12,075	—	88,147
Mid-Cap Fund, Class I	107,365	7,412	(25,735)	89,042	3,302,554	12,106	37,915	259,321	(144,083)
Small-Cap Fund, Class I	154,350	15,823	(42,064)	128,109	3,282,141	8,703	169,087	383,836	(364,145)
US Large-Cap Core Responsible Index Fund, Class I	1,496,712	78,342	(1,575,054)	—	—	—	4,786,513	—	(3,967,688)
US Large-Cap Core Responsible Index Fund, Class R6	—	1,698,279	—	1,698,279	38,550,925	533,105	—	375,081	339,715
US Large-Cap Growth Responsible Index Fund, Class I	505,201	10,816	(8,058)	507,959	13,161,206	110,366	51,926	167,388	686,088
US Large-Cap Value Responsible Index Fund, Class I	755,929	66,015	(12,318)	809,626	18,200,383	298,885	57,403	879,374	(567,291)
US Mid-Cap Core Responsible Index Fund, Class I	156,311	91,332	(2,499)	245,144	6,231,563	60,395	3,923	111,759	146,111
TOTALS					$145,030,477	$1,834,922	$6,035,452	$2,819,617	($3,746,981)

42 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

CONSERVATIVE	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,414,708	$24,471,263	1,981,979	$33,126,700
Reinvestment of distributions	256,877	4,397,208	217,729	3,582,313
Shares redeemed	(850,932)	(14,676,797)	(2,151,958)	(35,703,955)
Net increase	820,653	$14,191,674	47,750	$1,005,058

Class C
Shares sold	149,414	$2,550,191	350,847	$5,765,745
Reinvestment of distributions	50,652	857,482	38,422	622,901
Shares redeemed	(156,502)	(2,675,596)	(524,534)	(8,647,576)
Net increase (decrease)	43,564	$732,077	(135,265)	($2,258,930)

Class I
Shares sold	334,302	$5,770,911	266,172	$4,450,178
Reinvestment of distributions	26,281	449,270	5,997	98,536
Shares redeemed	(168,828)	(2,913,462)	(157,825)	(2,639,917)
Conversion from Class Y	563,657	9,881,196	—	—
Net increase	755,412	$13,187,915	114,344	$1,908,797

Class Y (1)
Shares sold	58,801	$1,022,522	655,287	$10,843,456
Reinvestment of distributions	—	—	5,143	87,174
Shares redeemed	(83,453)	(1,454,632)	(96,466)	(1,628,503)
Conversion to Class I	(563,812)	(9,881,196)	—	—
Net increase (decrease)	(588,464)	($10,313,306)	563,964	$9,302,127

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 43

MODERATE	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,020,301	$19,920,510	1,871,825	$34,184,103
Reinvestment of distributions	502,975	9,629,345	457,461	8,062,036
Shares redeemed	(1,001,525)	(19,556,144)	(2,701,121)	(48,943,346)
Net increase (decrease)	521,751	$9,993,711	(371,835)	($6,697,207)

Class C
Shares sold	290,538	$5,399,320	404,329	$7,013,541
Reinvestment of distributions	90,723	1,657,515	93,798	1,580,839
Shares redeemed	(243,117)	(4,524,790)	(677,620)	(11,748,924)
Net increase (decrease)	138,144	$2,532,045	(179,493)	($3,154,544)

Class I
Shares sold	321,822	$6,338,926	543,251	$9,745,165
Reinvestment of distributions	38,514	737,227	10,962	191,489
Shares redeemed	(131,990)	(2,585,302)	(141,632)	(2,590,737)
Conversion from Class Y	218,239	4,347,504	—	—
Net increase	446,585	$8,838,355	412,581	$7,345,917

Class Y (1)
Shares sold	31,981	$630,011	208,511	$3,800,298
Reinvestment of distributions	—	—	1,370	24,116
Shares redeemed	(3,557)	(69,150)	(42,090)	(776,519)
Conversion to Class I	(218,464)	(4,347,504)	—	—
Net increase (decrease)	(190,040)	($3,786,643)	167,791	$3,047,895

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

44 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

AGGRESSIVE	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	496,375	$10,248,538	902,755	$17,031,178
Reinvestment of distributions	300,628	6,057,652	275,795	4,947,011
Shares redeemed	(504,936)	(10,462,111)	(1,135,909)	(21,115,128)
Net increase	292,067	$5,844,079	42,641	$863,061

Class C
Shares sold	95,914	$1,703,371	122,130	$1,983,708
Reinvestment of distributions	57,534	997,061	58,413	911,004
Shares redeemed	(89,289)	(1,582,015)	(258,351)	(4,180,783)
Net increase (decrease)	64,159	$1,118,417	(77,808)	($1,286,071)

Class I
Shares sold	213,505	$4,480,214	116,645	$2,120,665
Reinvestment of distributions	17,836	360,106	5,981	107,065
Shares redeemed	(24,154)	(495,548)	(92,904)	(1,716,773)
Conversion from Class Y	101,282	2,138,971	—	—
Net increase	308,469	$6,483,743	29,722	$510,957

Class Y (1)
Shares sold	47,128	$973,817	68,147	$1,275,567
Reinvestment of distributions	—	—	471	8,458
Shares redeemed	(3,134)	(65,342)	(18,526)	(347,295)
Conversion to Class I	(101,313)	(2,138,971)	—	—
Net increase (decrease)	(57,319)	($1,230,496)	50,092	$936,730

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 45

CALVERT CONSERVATIVE ALLOCATION FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

46 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Conservative Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 47

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

48 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 49

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Moderate Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

50 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of peer universe funds for the three-year period ended September 30, 2017, underperformed the median of peer universe funds for the one- and five-year periods ended September 30, 2017 and underperformed its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 51

CALVERT AGGRESSIVE ALLOCATION FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

52 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Aggressive Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 53

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

54 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Asset Allocation Funds

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Asset Allocation Funds

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 55

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

56 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT ASSET ALLOCATION FUNDS
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24206 3.31.2018

Calvert Social Investment Fund • Calvert Balanced Fund • Calvert Bond Fund • Calvert Equity Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

Performance and Fund Profile
2	Calvert Balanced Fund
3	Calvert Bond Fund
4	Calvert Equity Fund
5	Endnotes and Additional Disclosures
6	Fund Expenses
8	Financial Statements
83	Board of Trustees’ Contract Approval
92	Officers and Trustees
93	Important Notices

CALVERT BALANCED FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA, and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	3.03%	7.06%	7.13%	5.81%
Class A with 4.75% Maximum Sales Charge	—	—	-1.87	1.99	6.10	5.30
Class C at NAV	3/1/1994	10/21/1982	2.62	6.23	6.29	4.93
Class C with 1% Maximum Sales Charge	—	—	1.66	5.24	6.29	4.93
Class I at NAV	12/27/2004	10/21/1982	3.21	7.47	7.59	6.31

Russell 1000® Index	—	—	5.85%	13.98%	13.16%	9.60%
Balanced Composite Benchmark	—	—	3.11	8.79	8.64	7.49

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.99%	1.80%	0.67%
Net				0.94	1.69	0.62

Fund Profile

ASSET ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Equity	61.3%	Apple, Inc.	2.4%
Fixed-Income	37.8%	Bank of America Corp.	1.9%
Time Deposit	0.8%	Amazon.com, Inc.	1.9%
Other	0.1%	Alphabet, Inc., Class C	1.8%
Total	100.0%	Microsoft Corp.	1.7%
		Johnson & Johnson	1.5%
		Verizon Communications, Inc.	1.3%
		Walt Disney Co. (The)	1.3%
		Facebook, Inc., Class A	1.2%
		Humana, Inc.	1.2%
		Total	16.2%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	8/24/1987	8/24/1987	-0.59%	1.94%	1.98%	3.39%
Class A with 3.75% Maximum Sales Charge	—	—	-4.32	-1.88	1.21	3.00
Class C at NAV	6/1/1998	8/24/1987	-0.98	1.05	1.12	2.55
Class C with 1% Maximum Sales Charge	—	—	-1.96	0.05	1.12	2.55
Class I at NAV	3/31/2000	8/24/1987	-0.48	2.19	2.45	3.95
Class R6 at NAV	10/3/2017	8/24/1987	-0.45	2.22	2.45	3.95

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	-1.08%	1.20%	1.82%	3.63%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			0.89%	1.78%	0.54%	0.54%
Net			0.88	1.63	0.53	0.53

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	48.6%
Asset-Backed Securities	18.3%
U.S. Treasury Obligations	16.5%
Collateralized Mortgage-Backed Obligations	4.9%
Commercial Mortgage-Backed Securities	3.3%
Time Deposit	2.9%
Taxable Municipal Obligations	2.4%
U.S. Government Agency Mortgage-Backed Securities	1.4%
Sovereign Government Bonds	0.8%
High Social Impact Investments	0.6%
U.S. Government Agencies and Instrumentalities	0.3%
Floating Rate Loans	0.0%	*
Total	100.0%

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 3

CALVERT EQUITY FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	8/24/1987	8/24/1987	9.89%	20.88%	12.78%	9.46%
Class A with 4.75% Maximum Sales Charge	—	—	4.67	15.16	11.68	8.93
Class C at NAV	3/1/1994	8/24/1987	9.45	19.90	11.93	8.64
Class C with 1% Maximum Sales Charge	—	—	8.49	18.90	11.93	8.64
Class I at NAV	11/1/1999	8/24/1987	10.08	21.32	13.28	10.01
Class R6 at NAV	10/3/2017	8/24/1987	10.08	21.31	13.28	10.01

Russell 1000® Growth Index	—	—	9.39%	21.25%	15.52%	11.33%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.08%	1.85%	0.71%	0.71%
Net			1.08	1.84	0.71	0.71

Fund Profile

SECTOR ALLOCATION (% of total investments)		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	29.2%	Danaher Corp.	4.8%
Health Care	20.2%	Visa, Inc., Class A	4.7%
Consumer Discretionary	12.4%	Alphabet, Inc., Class C	4.7%
Industrials	11.5%	Thermo Fisher Scientific, Inc.	4.6%
Consumer Staples	7.5%	Microsoft Corp.	4.0%
Materials	5.9%	Zoetis, Inc.	3.7%
Financials	5.9%	Dollar General Corp.	3.4%
Time Deposit	3.3%	MasterCard, Inc., Class A	3.3%
Real Estate	2.7%	Ecolab, Inc.	3.1%
Venture Capital Limited Partnership Interest	0.6%	Intuit, Inc.	3.1%
High Social Impact Investments	0.6%	Total	39.4%
Venture Capital	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

4 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. The Balanced Composite Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018) for Class A, Class C and Class I for each Fund and (October 3, 2017 to March 31, 2018) for Class R6 of Calvert Bond Fund and Calvert Equity Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

CALVERT BALANCED FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,030.30	$4.76**	0.94%
Class C	$1,000.00	$1,026.20	$8.54**	1.69%
Class I	$1,000.00	$1,032.10	$3.14**	0.62%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.24	$4.73**	0.94%
Class C	$1,000.00	$1,016.50	$8.50**	1.69%
Class I	$1,000.00	$1,021.84	$3.13**	0.62%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual*
Class A	$1,000.00	$994.10	$4.08**	0.82%
Class C	$1,000.00	$990.20	$8.04**	1.62%
Class I	$1,000.00	$995.20	$2.64**	0.53%
Class R6	$1,000.00	$994.20	$2.61**	0.53%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,020.84	$4.13**	0.82%
Class C	$1,000.00	$1,016.85	$8.15**	1.62%
Class I	$1,000.00	$1,022.29	$2.67**	0.53%
Class R6	$1,000.00	$1,022.29	$2.67**	0.53%

* Class R6 had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 180/365 for Class R6 (to reflect the period from the commencement of operations on October 3, 2017 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

CALVERT EQUITY FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual*
Class A	$1,000.00	$1,098.90	$5.29**	1.01%
Class C	$1,000.00	$1,094.50	$9.24**	1.77%
Class I	$1,000.00	$1,100.80	$3.67**	0.70%
Class R6	$1,000.00	$1,094.10	$3.61**	0.70%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.09**	1.01%
Class C	$1,000.00	$1,016.11	$8.90**	1.77%
Class I	$1,000.00	$1,021.44	$3.53**	0.70%
Class R6	$1,000.00	$1,021.44	$3.53**	0.70%

* Class R6 had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 180/365 for Class R6 (to reflect the period from the commencement of operations on October 3, 2017 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 7

CALVERT BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 61.2%
Aerospace & Defense - 0.6%
CAE, Inc.	233,600	4,347,986

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (a)	70,213	6,579,660

Auto Components - 1.2%
Aptiv plc	45,367	3,854,834
Delphi Technologies plc	93,955	4,476,956
		8,331,790

Banks - 4.5%
Bank of America Corp.	448,200	13,441,518
Citigroup, Inc.	58,625	3,957,187
KeyCorp	232,300	4,541,465
PNC Financial Services Group, Inc. (The)	36,500	5,520,260
U.S. Bancorp	78,001	3,939,051
		31,399,481

Beverages - 1.1%
PepsiCo, Inc.	67,696	7,389,018

Biotechnology - 2.0%
AbbVie, Inc.	22,400	2,120,160
Alexion Pharmaceuticals, Inc. (b)	20,100	2,240,346
Biogen, Inc. (b)	6,852	1,876,215
Celgene Corp. (b)	12,925	1,153,039
Gilead Sciences, Inc.	48,489	3,655,586
Incyte Corp. (a)(b)	9,756	812,967
Vertex Pharmaceuticals, Inc. (b)	10,700	1,743,886
		13,602,199

Capital Markets - 0.8%
Charles Schwab Corp. (The)	112,500	5,874,750

Commercial Services & Supplies - 1.4%
Deluxe Corp.	99,332	7,351,561
Republic Services, Inc.	37,400	2,477,002
		9,828,563

Consumer Finance - 0.6%
Ally Financial, Inc.	164,500	4,466,175

8 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Containers & Packaging - 1.1%
Ball Corp. (a)	198,337	7,875,962

Distributors - 0.4%
LKQ Corp. (b)	64,100	2,432,595

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	191,407	9,153,083

Electrical Equipment - 1.0%
AMETEK, Inc.	93,800	7,125,986

Energy Equipment & Services - 2.7%
Core Laboratories NV (a)	52,100	5,638,262
National Oilwell Varco, Inc.	143,402	5,278,628
Oceaneering International, Inc.	121,576	2,254,019
TechnipFMC plc	183,110	5,392,589
		18,563,498

Equity Real Estate Investment Trusts (REITs) - 2.1%
CubeSmart	145,632	4,106,823
Equity Residential	98,889	6,093,540
Extra Space Storage, Inc.	50,100	4,376,736
		14,577,099

Food & Staples Retailing - 1.5%
Performance Food Group Co. (b)	188,852	5,637,232
US Foods Holding Corp. (b)	153,400	5,026,918
		10,664,150

Food Products - 1.7%
Mondelez International, Inc., Class A	155,970	6,508,628
Pinnacle Foods, Inc.	93,943	5,082,316
		11,590,944

Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (b)	161,200	4,403,984
Danaher Corp.	56,500	5,531,915
		9,935,899

Health Care Providers & Services - 1.2%
Humana, Inc.	30,700	8,253,081

Household Products - 0.7%
Colgate-Palmolive Co.	66,800	4,788,224

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	102,000	4,078,980

Industrial Conglomerates - 0.9%
3M Co.	28,011	6,148,975

Insurance - 2.8%
American Financial Group, Inc.	50,996	5,722,771
American International Group, Inc.	94,800	5,159,016
First American Financial Corp.	139,943	8,211,855
		19,093,642

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (b)	8,966	12,976,850

Internet Software & Services - 3.4%
Alphabet, Inc., Class C (b)	12,112	12,497,040
Facebook, Inc., Class A (b)	53,662	8,574,651
GoDaddy, Inc., Class A (a)(b)	45,000	2,763,900
		23,835,591

IT Services - 2.2%
Amdocs Ltd.	93,967	6,269,478
Cognizant Technology Solutions Corp., Class A	83,900	6,753,950
International Business Machines Corp.	14,400	2,209,392
		15,232,820

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	18,497	3,818,891

Machinery - 0.6%
Parker-Hannifin Corp.	23,800	4,070,514

Media - 2.8%
Comcast Corp., Class A	142,800	4,879,476
Time Warner, Inc.	59,502	5,627,699
Walt Disney Co. (The)	89,904	9,029,958
		19,537,133

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	54,150	4,642,821

Multi-Utilities - 1.2%
CMS Energy Corp.	81,573	3,694,441
Sempra Energy (a)	44,315	4,928,715
		8,623,156

10 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pharmaceuticals - 3.3%
Jazz Pharmaceuticals plc (b)	30,900	4,665,591
Johnson & Johnson	80,426	10,306,592
Pfizer, Inc.	219,984	7,807,232
		22,779,415

Road & Rail - 0.7%
Kansas City Southern	41,700	4,580,745

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Ltd.	20,817	4,905,526
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	140,500	6,148,280
Texas Instruments, Inc.	54,396	5,651,201
		16,705,007

Software - 3.6%
Adobe Systems, Inc. (b)	33,224	7,179,042
Intuit, Inc.	33,667	5,836,174
Microsoft Corp.	128,351	11,714,596
		24,729,812

Specialty Retail - 1.6%
Home Depot, Inc. (The)	32,500	5,792,800
TJX Cos., Inc. (The)	67,200	5,480,832
		11,273,632

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	97,452	16,350,497
HP, Inc.	303,300	6,648,336
		22,998,833

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (b)	108,100	1,405,300

Venture Capital - 0.2%
CFBanc Corp. (b)(c)(d)	27,000	318,611
Consensus Orthopedics, Inc. (b)(c)(d)	180,877	153
Kickboard (b)(c)(d)	169,932	3,467
Learn Capital Venture Partners III LP (b)(c)(d)	787,609	1,050,645
MACH Energy (b)(c)(d)	20,536	1,891
Neighborhood Bancorp, Class A (b)(c)(d)	10,000	—
		1,374,767

Total Common Stocks (Cost $386,675,826)		424,687,027

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 19.6%
Basic Materials - 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	515,733

Communications - 1.9%
AT&T, Inc.:
2.723%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (e)	1,468,000	1,489,375
3.40%, 8/14/24	333,000	334,989
3.80%, 3/15/22	760,000	771,191
3.80%, 3/1/24	525,000	526,314
4.10%, 2/15/28 (f)	1,400,000	1,391,915
4.125%, 2/17/26	1,855,000	1,861,454
4.25%, 3/1/27	140,000	141,689
4.75%, 5/15/46	645,000	627,783
CBS Corp., 2.90%, 1/15/27	585,000	530,840
Comcast Corp., 3.20%, 7/15/36	990,000	875,249
Crown Castle Towers LLC, 3.663%, 5/15/45 (f)	450,000	447,858
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	410,077
Telefonica Emisiones SAU, 3.192%, 4/27/18	600,000	600,250
Time Warner, Inc., 4.90%, 6/15/42	500,000	505,781
Verizon Communications, Inc.:
1.75%, 8/15/21	540,000	515,690
2.45%, 11/1/22	585,000	562,177
3.50%, 11/1/24	1,000,000	990,877
4.862%, 8/21/46	775,000	783,788
		13,367,297

Consumer, Cyclical - 3.1%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	708,837	713,764
5.25%, 7/15/25	563,223	585,048
5.60%, 1/15/22 (f)	589,286	604,548
Azul Investments LLP, 5.875%, 10/26/24 (f)	570,000	562,875
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	209,000
CVS Health Corp.:
2.687%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (e)	88,000	88,355
2.777%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (e)	88,000	88,699
3.125%, 3/9/20	115,000	115,277
3.70%, 3/9/23	1,327,000	1,332,543
4.30%, 3/25/28	2,192,000	2,209,891
CVS Pass-Through Trust, 6.036%, 12/10/28	839,662	907,526
Delta Air Lines Pass-Through Trust, 6.20%, 1/2/20	175,055	177,351
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	519,000	515,591
2.717%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (e)	600,000	603,985
2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (e)	335,000	335,073
2.861%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (e)	220,000	221,190

12 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
2.875%, 10/1/18	2,083,000	2,085,190
2.979%, 8/3/22	2,350,000	2,281,222
Home Depot, Inc. (The), 4.20%, 4/1/43	600,000	620,823
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	464,087	458,286
Lennar Corp., 4.50%, 11/15/19	720,000	728,100
New Albertsons, Inc., 7.75%, 6/15/26	50,000	43,250
Newell Brands, Inc., 3.85%, 4/1/23	500,000	499,416
Nordstrom, Inc.:
4.00%, 3/15/27	250,000	243,873
5.00%, 1/15/44	545,000	513,047
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (f)	547,722	540,328
Starbucks Corp., 2.45%, 6/15/26	550,000	513,282
Tapestry, Inc., 4.125%, 7/15/27	1,000,000	980,189
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (f)	196,321	201,641
6.00%, 4/23/22 (f)	320,893	326,107
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	870,000	823,003
Whirlpool Corp.:
3.70%, 3/1/23	500,000	504,637
3.70%, 5/1/25	500,000	501,609
Wyndham Worldwide Corp.:
4.15%, 4/1/24	315,000	314,471
4.50%, 4/1/27	303,000	301,329
		21,750,519

Consumer, Non-cyclical - 1.1%
Amgen, Inc., 4.663%, 6/15/51	895,000	928,450
Becton Dickinson and Co.:
2.404%, 6/5/20	474,000	465,166
2.894%, 6/6/22	474,000	460,213
2.944%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (e)	336,000	336,401
3.363%, 6/6/24	740,000	712,928
3.70%, 6/6/27	600,000	580,009
Ecolab, Inc.:
2.375%, 8/10/22	1,200,000	1,162,600
3.25%, 12/1/27 (f)	214,000	206,608
3.95%, 12/1/47 (f)	154,000	150,086
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (f)	500,000	500,558
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874,000	846,355
Kraft Heinz Foods Co., 5.20%, 7/15/45	575,000	585,564
Life Technologies Corp., 6.00%, 3/1/20	500,000	525,670
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	319,217
MEDNAX, Inc., 5.25%, 12/1/23 (f)	155,000	156,163
		7,935,988

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Energy - 0.1%
Oceaneering International, Inc.:
4.65%, 11/15/24	395,000	381,536
6.00%, 2/1/28	70,000	69,299
		450,835

Financial - 9.1%
Ally Financial, Inc.:
3.25%, 11/5/18	1,500,000	1,503,750
3.50%, 1/27/19	575,000	577,156
3.60%, 5/21/18	1,395,000	1,396,744
4.125%, 3/30/20	500,000	503,125
American Tower Corp., 3.45%, 9/15/21	600,000	601,518
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (f)	542,000	531,455
Banco Santander S.A.:
3.01%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (e)	305,000	307,687
3.125%, 2/23/23	829,000	804,020
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (f)	720,000	710,198
Bank of America Corp.:
1.95%, 5/12/18	1,375,000	1,374,378
2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (e)	1,163,000	1,157,422
2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (e)	1,450,000	1,443,943
2.925%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (e)	801,000	813,743
3.419% to 12/20/27, 12/20/28 (f)(g)	1,789,000	1,714,551
3.593% to 7/21/27, 7/21/28 (a)(g)	1,400,000	1,360,446
3.824% to 1/20/27, 1/20/28 (g)	2,390,000	2,362,284
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (g)	886,000	840,477
Capital One Bank, 2.25%, 2/13/19	400,000	397,919
Capital One Financial Corp.:
2.217%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (e)	235,000	234,170
2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (e)	1,980,000	1,966,978
2.50%, 5/12/20	601,000	591,835
3.30%, 10/30/24	419,000	405,149
4.20%, 10/29/25	575,000	570,338
Capital One NA:
2.35%, 8/17/18	650,000	649,326
2.65%, 8/8/22	610,000	587,272
CBL & Associates LP:
5.25%, 12/1/23	45,000	38,963
5.95%, 12/15/26 (a)	620,000	522,271
CIT Group, Inc.:
3.875%, 2/19/19	674,000	678,886
4.125%, 3/9/21	488,000	491,660
Citigroup, Inc.:
2.65%, 10/26/20	885,000	874,837
2.691%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (e)	300,000	301,359

14 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
2.75%, 4/25/22	730,000	711,570
3.117%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (e)	300,000	304,367
3.142% to 1/24/22, 1/24/23 (g)	776,000	767,106
3.887% to 1/10/27, 1/10/28 (g)	3,320,000	3,303,545
4.125%, 7/25/28	100,000	98,875
Citizens Bank NA:
2.25%, 3/2/20	500,000	491,606
2.55%, 5/13/21	400,000	390,696
Citizens Financial Group, Inc.:
2.375%, 7/28/21	355,000	344,495
5.158% to 6/29/18, 6/29/23 (g)	1,190,000	1,198,068
Commonwealth Bank of Australia, 2.50%, 9/18/22 (f)	550,000	530,994
Credit Acceptance Corp.:
6.125%, 2/15/21	553,000	559,747
7.375%, 3/15/23	480,000	502,200
Crown Castle International Corp.:
3.20%, 9/1/24	240,000	230,338
3.65%, 9/1/27	422,000	402,606
DDR Corp., 3.625%, 2/1/25	517,000	495,679
Digital Realty Trust LP:
3.95%, 7/1/22	750,000	764,402
4.75%, 10/1/25	525,000	548,646
Discover Bank, 3.35%, 2/6/23	568,000	559,413
Discover Financial Services:
3.85%, 11/21/22	750,000	751,300
3.95%, 11/6/24	300,000	297,066
EPR Properties, 4.50%, 6/1/27	845,000	824,801
Goldman Sachs Group, Inc. (The):
2.741%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (e)	545,000	545,327
2.876% to 10/31/21, 10/31/22 (g)	112,000	109,667
2.905% to 7/24/22, 7/24/23 (g)	975,000	948,872
2.908% to 6/5/22, 6/5/23 (g)	2,020,000	1,967,257
3.022%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (e)	325,000	326,621
3.691% to 6/5/27, 6/5/28 (g)	70,000	67,896
ING Bank NV, 2.00%, 11/26/18 (f)	900,000	896,457
International Finance Corp., 1.75%, 3/30/20	680,000	670,986
Morgan Stanley:
2.20%, 12/7/18	1,790,000	1,786,315
2.295%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (e)	525,000	525,431
2.633%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (e)	300,000	300,948
2.675%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (e)	220,000	220,937
2.80%, 6/16/20	2,200,000	2,186,077
3.141%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (e)	550,000	562,833
3.591% to 7/22/27, 7/22/28 (g)	2,400,000	2,322,557
3.772% to 1/24/28, 1/24/29 (g)	1,000,000	985,021
4.00%, 7/23/25	725,000	731,654

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 15

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
4.875%, 11/1/22	690,000	723,537
OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (f)	508,000	526,732
PNC Bank NA, 2.70%, 11/1/22	1,000,000	968,442
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (g)	650,000	657,312
Regions Financial Corp., 2.75%, 8/14/22	318,000	309,206
SBA Communications Corp., 4.00%, 10/1/22 (f)	102,000	98,175
Springleaf Finance Corp., 6.875%, 3/15/25	150,000	150,937
Synchrony Bank, 3.00%, 6/15/22	340,000	328,931
Synchrony Financial:
3.00%, 8/15/19	1,133,000	1,129,869
3.017%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (e)	190,000	192,522
Synovus Financial Corp., 3.125%, 11/1/22	311,000	301,151
Toronto-Dominion Bank (The), 1.85%, 9/11/20	2,000,000	1,946,829
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (f)	65,000	68,819
		62,948,698

Government - 0.3%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	600,000	596,992
International Finance Corp., 2.00%, 10/24/22	1,200,000	1,162,875
		1,759,867

Industrial - 0.8%
Carlisle Cos., Inc., 3.50%, 12/1/24	327,000	320,850
Jabil, Inc.:
3.95%, 1/12/28	269,000	261,140
4.70%, 9/15/22	450,000	467,100
Johnson Controls International plc, 4.625%, 7/2/44	450,000	466,181
JSL Europe SA, 7.75%, 7/26/24 (f)	200,000	203,750
Masco Corp., 4.45%, 4/1/25	200,000	205,225
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (f)	765,000	761,296
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	159,903	162,101
SBA Tower Trust:
2.877%, 7/10/46 (f)	600,000	593,940
3.722%, 4/9/48 (f)	1,100,000	1,101,509
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (f)	540,000	526,336
3.00%, 7/15/22 (f)	467,000	457,113
		5,526,541

Technology - 2.6%
Apple, Inc.:
3.00%, 6/20/27	835,000	805,345
3.25%, 2/23/26	375,000	369,886
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	433,066
CA, Inc., 4.70%, 3/15/27	1,000,000	1,024,309

16 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (f)	2,640,000	2,652,511
4.42%, 6/15/21 (f)	1,815,000	1,862,780
DXC Technology Co.:
2.875%, 3/27/20	658,000	654,572
2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (e)	1,800,000	1,802,236
EMC Corp., 1.875%, 6/1/18	1,551,000	1,546,570
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	1,727,000	1,728,985
Microsoft Corp.:
2.40%, 8/8/26	575,000	535,662
4.45%, 11/3/45	505,000	559,423
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (f)	200,000	199,000
4.125%, 6/1/21 (f)	300,000	303,750
4.625%, 6/15/22 (f)	890,000	912,250
4.625%, 6/1/23 (f)	200,000	204,060
Seagate HDD Cayman:
3.75%, 11/15/18	800,000	805,190
4.875%, 3/1/24 (f)	480,000	480,170
4.875%, 6/1/27	640,000	607,244
Western Digital Corp., 4.75%, 2/15/26	445,000	444,855
		17,931,864

Utilities - 0.5%
American Water Capital Corp., 2.95%, 9/1/27	750,000	712,476
Avangrid, Inc., 3.15%, 12/1/24	1,956,000	1,900,857
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	310,697
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (f)	750,000	729,375
		3,653,405

Total Corporate Bonds (Cost $137,409,207)		135,840,747

ASSET-BACKED SECURITIES - 8.1%
Aircraft - 0.1%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (f)	221,580	220,083
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32 (f)	242,262	227,302
		447,385

Automobile - 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, 2/20/20 (f)	2,084,000	2,086,762
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (f)	625,000	617,142
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (f)	400,000	398,108

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (f)	458,516	459,485
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (f)	606,180	605,065
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	1,100,000	1,083,588
		5,250,150

Clean Energy - 0.8%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (f)	294,580	292,014
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (f)	677,867	684,745
Series 2014-1, Class A, 4.59%, 4/20/44 (f)	557,035	559,290
Series 2014-2, Class A, 4.02%, 7/20/44 (f)	891,845	839,206
Series 2014-2, Class B, 5.44%, 7/20/44 (f)	1,774,573	1,656,924
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (f)	299,388	303,028
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (f)	544,851	486,084
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (f)	790,000	787,541
		5,608,832

Consumer Loan - 2.7%
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (f)	490,336	489,481
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (f)	358,670	360,338
Series 2015-PM2, Class B, 4.00%, 3/15/22 (f)	13,873	13,880
Series 2015-PM3, Class B, 4.31%, 5/16/22 (f)	115,842	116,054
Series 2015-PM3, Class C, 6.99%, 5/16/22 (f)	255,000	260,412
Series 2016-MF1, Class A, 4.48%, 8/15/22 (f)	34,857	34,931
Conn Funding II LP:
Series 2017-A, Class A, 2.73%, 7/15/19 (f)	43,201	43,199
Series 2017-A, Class B, 5.11%, 2/15/20 (f)	997,000	1,005,075
Series 2017-B, Class A, 2.73%, 7/15/20 (f)	732,921	731,771
Series 2017-B, Class B, 4.52%, 11/15/20 (f)	485,000	488,729
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (f)	30,455	30,449
Series 2017-NP1, Class B, 3.17%, 4/17/23 (f)	187,000	186,853
Series 2017-P1, Class A, 2.42%, 9/15/23 (f)	676,141	674,535
Series 2017-P2, Class A, 2.61%, 1/15/24 (f)	94,654	94,381
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (f)	200,000	201,619
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (f)	370,075	372,038
OneMain Financial Issuance Trust:
Series 2014-2A, Class B, 3.02%, 9/18/24 (f)	75,081	75,200
Series 2015-1A, Class A, 3.19%, 3/18/26 (f)	180,576	181,192
Series 2015-2A, Class A, 2.57%, 7/18/25 (f)	655,867	655,799
Series 2016-2A, Class A, 4.10%, 3/20/28 (f)	547,011	551,603
Series 2017-1A, Class A1, 2.37%, 9/14/32 (f)	965,000	949,151
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (f)	355,000	351,039
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (f)	1,724,827	1,725,878

18 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2017-1A, Class B, 3.65%, 6/15/23 (f)	300,000	301,272
Series 2017-2A, Class A, 2.41%, 9/15/23 (f)	556,466	555,272
Series 2017-2A, Class B, 3.48%, 9/15/23 (f)	300,000	299,493
Series 2017-3A, Class A, 2.36%, 11/15/23 (f)	2,461,767	2,452,796
Series 2017-3A, Class B, 3.36%, 11/15/23 (f)	1,670,000	1,659,585
Series 2018-1A, Class A, 3.11%, 6/17/24 (f)	1,210,000	1,209,907
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (f)	1,870,072	1,869,942
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (f)	600,000	599,294
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (f)	355,000	352,256
		18,893,424

Equipment - 0.1%
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (f)	500,000	497,228

Other - 1.8%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (f)	1,224,411	1,254,127
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.458%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (e)(f)	350,000	352,628
Series 2016-1A, Class D, 4.908%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (e)(f)	320,000	326,364
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (f)(h)	225,193	227,155
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (f)	50,000	50,516
Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.808%, (1 mo. USD LIBOR + 2.00%), 6/17/32 (e)(f)	200,000	200,178
Series 2015-SFR2, Class E, 4.958%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (e)(f)	1,800,000	1,806,088
Series 2015-SFR3, Class D, 4.50%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (e)(f)	400,000	401,883
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (e)(f)	187,000	188,262
Series 2017-SFR2, Class C, 3.258%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (e)(f)	237,000	238,874
Series 2018-SFR1, Class C, 3.058%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (e)(f)	220,000	221,812
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (f)	1,625,000	1,623,486
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.808%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (e)(f)	524,000	527,911
Series 2016-SFR1, Class C, 4.308%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (e)(f)	325,000	329,013
Series 2016-SFR1, Class E, 5.658%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (e)(f)	650,000	660,839
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (f)	1,000,000	1,016,436
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,717,535	1,687,442
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (f)	701,415	708,667
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (f)	600,000	599,188
		12,420,869

Railcar - 0.2%
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (f)	128,292	127,502
Series 2014-1A, Class B1, 4.406%, 4/19/44 (f)	700,000	698,455
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (f)	762,764	755,879
		1,581,836

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 19

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Student Loan - 0.1%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (f)	463,678	456,909
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.122%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (e)(f)	112,538	113,881
Series 2014-B, Class A2, 2.55%, 8/27/29 (f)	281,396	278,956
		849,746

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (f)	65,119	64,959
Series 2014-2A, Class B, 2.40%, 6/20/31 (f)	726,867	723,518
Series 2014-3A, Class B, 2.80%, 10/20/31 (f)	89,265	88,846
		877,323

Whole Business - 1.4%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (f)	2,181,326	2,190,466
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (f)	694,750	714,384
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (f)	593,640	599,536
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (f)	97,755	97,438
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (f)	169,575	171,095
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (f)	723,350	744,994
Series 2016-1A, Class A2, 6.125%, 7/20/46 (f)	295,500	311,838
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (f)	615,350	619,729
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (f)	357,300	369,160
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (f)	1,747,875	1,761,004
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (f)	2,291,250	2,329,133
		9,908,777

Total Asset-Backed Securities (Cost $56,624,243)		56,335,570

U.S. TREASURY OBLIGATIONS - 4.9%
U.S. Treasury Bonds:
2.75%, 8/15/47	17,025,000	16,239,041
2.75%, 11/15/47	545,000	519,965
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (i)	11,859,074	13,031,196
U.S. Treasury Note, 1.875%, 12/15/20	4,000,000	3,948,565

Total U.S. Treasury Obligations (Cost $34,698,296)		33,738,767

20 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.6%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (e)(f)	576,368	585,828
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.122%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (e)	720,000	815,686
Series 2015-HQA2, Class M2, 4.672%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (e)	458,644	472,571
Series 2016-DNA2, Class M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (e)	505,375	512,129
Series 2017-DNA3, Class M2, 4.372%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (e)	360,000	368,873
Series 2017-HQA2, Class M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (e)	435,000	448,217
Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (e)	602,737	600,401
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.122%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (e)	1,100,000	1,280,683
Series 2014-C02, Class 1M2, 4.472%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (e)	600,000	638,049
Series 2014-C03, Class 1M2, 4.872%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (e)	839,724	898,101
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (e)	888,261	949,285
Series 2014-C04, Class 1M2, 6.772%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (e)	242,042	277,131
Series 2016-C06, Class 1M2, 6.122%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (e)	400,000	452,289
Series 2017-C05, Class 1B1, 5.472%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (e)	60,000	60,048
Series 2017-C05, Class 1M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (e)	892,288	892,359
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (e)	405,000	410,896
Series 2017-C06, Class 1B1, 6.022%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (e)	80,000	84,069
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (e)	645,000	663,179
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549,783	533,476

Total Collateralized Mortgage-Backed Obligations (Cost $10,597,571)		10,943,270

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.177%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (e)(f)	600,000	599,316
CLNS Trust, Series 2017-IKPR, Class B, 2.74%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (e)(f)	1,230,000	1,232,379
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (f)	38,096	37,844
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (f)	400,000	400,063
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (f)	550,000	545,719
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (f)	400,000	393,777
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (e)(f)	1,000,000	1,002,253
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.177%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (e)(f)	755,553	759,295
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (e)(f)	409,875	412,773
Series 2017-MTL6, Class E, 5.027%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (e)(f)	121,481	122,654
RETL Trust:
Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (e)(f)	1,630,000	1,634,068
Series 2018-RVP, Class C, 3.827%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (e)(f)	170,000	171,839
TRU Trust, Series 2016-TOYS, Class A, 4.027%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (e)(f)	999,927	974,846
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (f)	850,000	796,989

Total Commercial Mortgage-Backed Securities (Cost $9,135,937)		9,083,815

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 21

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - 0.9%
General Obligations - 0.4%
Los Angeles California Unified School District, 5.75%, 7/1/34 (j)	800,000	992,736
Massachusetts, Green Bonds, 3.277%, 6/1/46	650,000	613,795
New York City, 5.206%, 10/1/31 (j)	1,275,000	1,475,086
		3,081,617

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (j)	400,000	451,032
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (j)	1,000,000	1,218,130
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, 5.289%, 3/15/33 (j)	500,000	568,450
		2,237,612

Water and Sewer - 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	270,000	305,464
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	865,000	864,083
		1,169,547

Total Taxable Municipal Obligations (Cost $6,452,662)		6,488,776

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (c)(k)	4,266,666	4,051,498
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (c)(d)(l)	393,000	371,385
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (c)(d)(l)	506,000	482,218

Total High Social Impact Investments (Cost $5,165,666)		4,905,101

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association:
2.65%, 6/1/26	631,251	613,117
2.68%, 7/1/26	650,000	628,930
2.785%, 2/25/27 (m)	654,610	642,784
2.939%, 9/25/27 (m)	1,350,000	1,320,190

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,321,597)		3,205,021

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (f)	935,000	940,844

Total Sovereign Government Bonds (Cost $934,102)		940,844

22 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	882,815	866,741

Total U.S. Government Agencies and Instrumentalities (Cost $882,815)		866,741

	SHARES	VALUE ($)
PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 (b)(c)(d)	420,683	6,333
Series B (b)(c)(d)	348,940	5,679
Series C (b)(c)(d)	601,710	16,435
Kickboard:
Series A (b)(c)(d)	1,155,503	255,713
Series A2 (b)(c)(d)	404,973	90,188
LearnZillion, Inc.:
Series A (b)(c)(d)	169,492	176,797
Series A-1 (b)(c)(d)	108,678	122,795
Lumni, Inc. Series B (b)(c)(d)	17,265	123,006
MACH Energy:
Series A (b)(c)(d)	27,977	9,669
Series B (b)(c)(d)	26,575	11,661
Wind Harvest Co., Inc. (b)(c)(d)	8,696	—
		818,276

Total Preferred Stocks (Cost $1,132,578)		818,276

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.1%
Coastal Venture Partners (b)(c)(d)		19,670
Commons Capital LP (b)(c)(d)		45,340
First Analysis Private Equity Fund IV LP (b)(c)(d)		540,597
GEEMF Partners LP (b)(c)(d)(k)		22,385
Global Environment Emerging Markets Fund LP (b)(c)(d)		52,345
New Markets Growth Fund LLC (b)(c)(d)		—
Solstice Capital LP (b)(c)(d)		61,637

Total Venture Capital Limited Partnership Interest (Cost $374,871)		741,974

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (n)
Kickboard Bridge Note, 8.00%, 5/7/18 (c)(d)	41,000	36,737

Total Venture Capital Debt Obligations (Cost $41,000)		36,737

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 23

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (o) - 0.0% (n)
Financial - 0.0% (n)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (b)(c)(d)(p)	385,345	6,078

Total Floating Rate Loans (Cost $385,345)		6,078

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	5,297,970	5,297,970

Total Time Deposit (Cost $5,297,970)		5,297,970

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	1,035,588	1,035,588

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,035,588)		1,035,588

Total Purchased Options (Cost $75,171) - 0.0% (n)		2,141

TOTAL INVESTMENTS (Cost $660,240,445) - 100.1%		694,974,443
Other assets and liabilities, net - (0.1%)		(637,157)
NET ASSETS - 100.0%		694,337,286

24 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $14,256,558.
(b) Non-income producing security.
(c) Restricted security. Total market value of restricted securities amounts to $7,882,933, which represents 1.1% of the net assets of the Fund as of March 31, 2018.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(e) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $85,328,935, which represents 12.3% of the net assets of the Fund as of March 31, 2018.

(g) Security converts to floating rate after the indicated fixed-rate coupon period.
(h) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.
(i) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(j) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(k) Affiliated company (see Note 9).
(l) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

(m) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(n) Amount is less than 0.05%.
(o) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(p) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

PURCHASED PUT OPTIONS - 0.0% (n)
EXCHANGE-TRADED OPTIONS - 0.0% (n)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 6/2018	137	$16,596,266	$119	4/20/18	$2,141

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	63	Jun-18	$13,394,391	$3,988
U.S. 5-Year Treasury Note	40	Jun-18	4,578,438	21,493
U.S. Ultra 10-Year Treasury Note	4	Jun-18	519,438	7,274
U.S. Ultra-Long Treasury Bond	24	Jun-18	3,851,250	69,861
Total Long				$102,616
Short:
U.S. Ultra 10-Year Treasury Note	(45)	Jun-18	($5,843,672)	($81,978)
U.S. Ultra-Long Treasury Bond	(2)	Jun-18	(320,938)	(13,332)
Total Short				($95,310)

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 25

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners	6/7/96-6/22/00	17,031
Commons Capital LP	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	—
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 5/7/18	9/16/15	41,000
Learn Capital Venture Partners III LP	8/30/16-3/20/18	787,609
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03-7/18/07	225,646
Solstice Capital LP	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000
See notes to financial statements.

26 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 48.4%
Basic Materials - 0.3%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,094,395

Communications - 4.7%
AT&T, Inc.:
2.723%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (a)(b)	4,807,000	4,876,994
3.40%, 8/14/24	1,278,000	1,285,635
3.80%, 3/15/22	2,800,000	2,841,228
3.80%, 3/1/24 (a)	2,140,000	2,145,356
4.10%, 2/15/28 (c)	5,300,000	5,269,393
4.125%, 2/17/26	7,490,000	7,516,060
4.75%, 5/15/46	2,325,000	2,262,937
CBS Corp., 2.90%, 1/15/27	2,075,000	1,882,894
Comcast Corp., 3.20%, 7/15/36	3,824,000	3,380,760
Crown Castle Towers LLC, 3.663%, 5/15/45 (c)	2,100,000	2,090,004
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,518,802
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	1,068,834
Verizon Communications, Inc.:
1.75%, 8/15/21	2,030,000	1,938,611
2.45%, 11/1/22	2,060,000	1,979,633
3.50%, 11/1/24	3,705,000	3,671,200
4.862%, 8/21/46	2,950,000	2,983,449
		46,711,790

Consumer, Cyclical - 7.1%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	2,622,697	2,640,925
5.25%, 7/15/25	2,017,516	2,095,695
5.60%, 1/15/22 (c)	401,786	412,192
Azul Investments LLP, 5.875%, 10/26/24 (c)	1,250,000	1,234,375
CVS Health Corp.:
3.70%, 3/9/23	5,846,000	5,870,420
4.30%, 3/25/28	9,005,000	9,078,499
CVS Pass-Through Trust, 6.036%, 12/10/28	1,937,681	2,094,290
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	1,308,000	1,299,409
2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (b)	1,460,000	1,460,320
2.875%, 10/1/18	4,985,000	4,990,242
2.979%, 8/3/22	10,900,000	10,580,987
Home Depot, Inc. (The), 4.20%, 4/1/43	2,000,000	2,069,409
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,745,851	1,724,028

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 27

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Lennar Corp., 4.50%, 11/15/19	2,425,000	2,452,281
Newell Brands, Inc., 3.85%, 4/1/23	2,050,000	2,047,605
Nordstrom, Inc.:
4.00%, 3/15/27 (a)	950,000	926,716
5.00%, 1/15/44	1,350,000	1,270,850
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (c)	2,071,819	2,043,850
Starbucks Corp., 2.45%, 6/15/26	2,150,000	2,006,466
Tapestry, Inc., 4.125%, 7/15/27	3,600,000	3,528,679
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (c)	703,483	722,547
6.00%, 4/23/22 (c)	1,444,743	1,468,220
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	3,210,000	3,036,598
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,119,473
3.70%, 5/1/25	1,700,000	1,705,471
Wyndham Worldwide Corp.:
4.15%, 4/1/24	950,000	948,404
4.50%, 4/1/27 (a)	387,000	384,866
		70,212,817

Consumer, Non-cyclical - 3.4%
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,501,939
4.663%, 6/15/51	1,006,000	1,043,599
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667,000	1,635,931
2.894%, 6/6/22	1,667,000	1,618,514
2.944%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (b)	1,400,000	1,401,671
3.363%, 6/6/24	2,600,000	2,504,882
3.70%, 6/6/27	2,200,000	2,126,699
Ecolab, Inc.:
2.375%, 8/10/22	4,600,000	4,456,635
3.25%, 12/1/27 (a)(c)	857,000	827,396
3.95%, 12/1/47 (c)	631,000	614,964
ERAC USA Finance LLC, 2.70%, 11/1/23 (c)	1,000,000	961,226
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (c)	3,000,000	3,103,755
4.875%, 6/27/44 (c)	1,200,000	1,201,339
Kaiser Foundation Hospitals, 3.15%, 5/1/27	3,091,000	2,993,230
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,125,000	2,164,041
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	1,997,548
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	931,050
MEDNAX, Inc., 5.25%, 12/1/23 (c)	600,000	604,500
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,009,558
		33,698,477

28 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Financial - 21.9%
Ally Financial, Inc.:
3.25%, 11/5/18 (a)	4,550,000	4,561,375
3.50%, 1/27/19 (a)	4,882,000	4,900,307
3.60%, 5/21/18	2,520,000	2,523,150
American Tower Corp., 3.45%, 9/15/21	2,650,000	2,656,705
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (c)	2,032,000	1,992,465
Banco Santander S.A., 3.125%, 2/23/23	3,488,000	3,382,897
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (c)	2,930,000	2,890,113
Bank of America Corp.:
1.95%, 5/12/18	5,050,000	5,047,714
2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (b)	7,400,000	7,364,508
2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (b)	4,900,000	4,879,533
2.925%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (b)	2,155,000	2,189,284
3.419% to 12/20/27, 12/20/28 (c)(d)	5,369,000	5,145,569
3.593% to 7/21/27, 7/21/28 (a)(d)	4,950,000	4,810,147
3.824% to 1/20/27, 1/20/28 (d)	10,000,000	9,884,033
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (a)(d)	3,472,000	3,293,609
Capital One Bank, 2.25%, 2/13/19	1,000,000	994,798
Capital One Financial Corp.:
2.217%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (b)	1,005,000	1,001,450
2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (a)(b)	6,600,000	6,556,593
2.50%, 5/12/20	2,097,000	2,065,022
3.30%, 10/30/24	3,279,000	3,170,605
4.20%, 10/29/25	2,100,000	2,082,975
Capital One NA:
2.35%, 8/17/18	2,360,000	2,357,554
2.65%, 8/8/22	2,305,000	2,219,117
CBL & Associates LP, 5.95%, 12/15/26 (a)	2,000,000	1,684,745
CIT Group, Inc.:
3.875%, 2/19/19	1,940,000	1,954,065
4.125%, 3/9/21	1,758,000	1,771,185
Citigroup, Inc.:
2.65%, 10/26/20	3,435,000	3,395,553
2.75%, 4/25/22	2,600,000	2,534,358
3.142% to 1/24/22, 1/24/23 (d)	3,330,000	3,291,832
3.887% to 1/10/27, 1/10/28 (d)	12,815,000	12,751,486
Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,917,264
2.55%, 5/13/21	1,400,000	1,367,435
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475,000	1,431,351
4.15%, 9/28/22 (c)	702,000	710,571
5.158% to 6/29/18, 6/29/23 (d)	4,675,000	4,706,697
Commonwealth Bank of Australia, 2.50%, 9/18/22 (a)(c)	2,120,000	2,046,741

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 29

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,599,276
7.375%, 3/15/23	2,000,000	2,092,500
Crown Castle International Corp.:
3.20%, 9/1/24	816,000	783,150
3.65%, 9/1/27	1,438,000	1,371,914
DDR Corp., 3.625%, 2/1/25	2,667,000	2,557,011
Digital Realty Trust LP:
3.95%, 7/1/22	3,100,000	3,159,528
4.75%, 10/1/25	2,035,000	2,126,658
Discover Bank:
3.35%, 2/6/23	2,494,000	2,456,296
8.70%, 11/18/19	948,000	1,026,750
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,439,221
3.95%, 11/6/24	1,500,000	1,485,331
EPR Properties, 4.50%, 6/1/27	3,000,000	2,928,288
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (d)	3,656,000	3,558,025
2.908% to 6/5/22, 6/5/23 (d)	7,700,000	7,498,948
ING Bank NV, 2.00%, 11/26/18 (c)	3,150,000	3,137,600
International Finance Corp., 1.75%, 3/30/20	2,500,000	2,466,859
Morgan Stanley:
2.20%, 12/7/18	7,210,000	7,195,159
2.80%, 6/16/20	3,500,000	3,477,850
3.141%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (b)	2,190,000	2,241,098
3.591% to 7/22/27, 7/22/28 (d)	9,000,000	8,709,590
3.772% to 1/24/28, 1/24/29 (d)	4,313,000	4,248,396
4.00%, 7/23/25	1,855,000	1,872,026
4.875%, 11/1/22	2,075,000	2,175,853
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,873,766
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (d)	2,750,000	2,780,937
Regions Financial Corp., 2.75%, 8/14/22	1,198,000	1,164,869
Synchrony Bank, 3.00%, 6/15/22	1,245,000	1,204,467
Synchrony Financial, 3.00%, 8/15/19	3,742,000	3,731,659
Synovus Financial Corp., 3.125%, 11/1/22	1,267,000	1,226,874
Toronto-Dominion Bank (The), 1.85%, 9/11/20	7,800,000	7,592,632
		217,715,337

Government - 1.5%
Asian Development Bank, 1.00%, 8/16/19	7,000,000	6,876,577
International Bank for Reconstruction & Development, 1.005%, 10/1/18	2,850,000	2,835,713
International Finance Corp., 2.00%, 10/24/22	5,200,000	5,039,124
		14,751,414

30 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Industrial - 2.0%
Carlisle Cos., Inc., 3.50%, 12/1/24	1,309,000	1,284,380
Jabil, Inc.:
3.95%, 1/12/28	933,000	905,738
4.70%, 9/15/22	1,900,000	1,972,200
Johnson Controls International plc, 4.625%, 7/2/44	1,800,000	1,864,725
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (c)	3,000,000	3,096,810
SBA Tower Trust:
2.877%, 7/10/46 (c)	2,500,000	2,474,750
3.722%, 4/9/48 (c)	4,150,000	4,155,694
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (c)	2,040,000	1,988,378
3.00%, 7/15/22 (a)(c)	1,750,000	1,712,951
		19,455,626

Technology - 5.9%
Apple, Inc.:
3.00%, 6/20/27	3,061,000	2,952,288
3.25%, 2/23/26	1,325,000	1,306,932
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,676,220
CA, Inc., 4.70%, 3/15/27	4,235,000	4,337,950
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (c)	8,950,000	8,992,414
4.42%, 6/15/21 (c)	6,570,000	6,742,957
DXC Technology Co.:
2.875%, 3/27/20	2,566,000	2,552,633
2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (b)	5,100,000	5,106,334
EMC Corp., 1.875%, 6/1/18	4,221,000	4,208,942
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	5,195,000	5,200,970
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,072,779
4.45%, 11/3/45	1,800,000	1,993,983
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (c)	1,200,000	1,215,000
4.625%, 6/15/22 (c)	2,565,000	2,629,125
4.625%, 6/1/23 (c)	1,945,000	1,984,484
Seagate HDD Cayman:
3.75%, 11/15/18	3,222,000	3,242,903
4.875%, 3/1/24 (c)	2,145,000	2,145,758
4.875%, 6/1/27	850,000	806,496
		59,168,168

Utilities - 1.6%
American Water Capital Corp., 2.95%, 9/1/27	2,840,000	2,697,910
Avangrid, Inc., 3.15%, 12/1/24	9,120,000	8,862,892

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 31

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,734,725
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (c)	2,950,000	2,868,875
		16,164,402

Total Corporate Bonds (Cost $486,913,968)		480,972,426

U.S. TREASURY OBLIGATIONS - 16.4%
U.S. Treasury Bonds:
2.75%, 8/15/47	66,950,000	63,859,252
2.75%, 11/15/47	1,000,000	954,063
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (e)	44,301,478	48,680,129
U.S. Treasury Notes:
1.875%, 12/15/20	40,500,000	39,979,225
2.00%, 11/30/22	10,100,000	9,856,730

Total U.S. Treasury Obligations (Cost $167,405,142)		163,329,399

ASSET-BACKED SECURITIES - 18.2%
Aircraft - 0.1%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (c)	974,952	968,366

Automobile - 2.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, 2/20/20 (c)	10,453,000	10,466,853
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (c)	2,250,000	2,221,711
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (c)	1,528,388	1,531,618
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (c)	2,755,362	2,750,297
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	1,853,847	1,842,426
Series 2016-B, Class A4, 1.52%, 8/16/21	4,050,000	3,989,574
		22,802,479

Clean Energy - 1.7%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (c)	1,104,676	1,095,052
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (c)	2,711,467	2,738,980
Series 2014-2, Class A, 4.02%, 7/20/44 (c)	3,992,067	3,756,447
Series 2014-2, Class B, 5.44%, 7/20/44 (c)	5,767,363	5,385,004
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (c)	1,129,270	1,142,999
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (c)	3,170,000	3,160,132
		17,278,614

32 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Consumer Loan - 5.4%
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (c)	2,617,207	2,612,645
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (c)	35,619	35,637
Series 2015-PM3, Class B, 4.31%, 5/16/22 (c)	386,139	386,846
Series 2016-MF1, Class A, 4.48%, 8/15/22 (c)	174,285	174,657
Conn Funding II LP:
Series 2017-A, Class A, 2.73%, 7/15/19 (c)	153,605	153,598
Series 2017-A, Class B, 5.11%, 2/15/20 (c)	2,750,000	2,772,273
Series 2017-B, Class A, 2.73%, 7/15/20 (c)	2,668,583	2,664,396
OneMain Financial Issuance Trust:
Series 2015-2A, Class A, 2.57%, 7/18/25 (c)	1,555,148	1,554,988
Series 2016-2A, Class A, 4.10%, 3/20/28 (c)	1,407,958	1,419,777
Series 2017-1A, Class A1, 2.37%, 9/14/32 (c)	3,760,000	3,698,245
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (c)	1,335,000	1,320,105
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (c)	6,010,182	6,013,846
Series 2017-2A, Class A, 2.41%, 9/15/23 (c)	1,434,810	1,431,731
Series 2017-3A, Class A, 2.36%, 11/15/23 (c)	8,256,949	8,226,860
Series 2017-3A, Class B, 3.36%, 11/15/23 (c)	6,180,000	6,141,458
Series 2018-1A, Class A, 3.11%, 6/17/24 (c)	5,170,000	5,169,600
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (c)	6,109,522	6,109,097
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (c)	2,411,000	2,408,163
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (c)	1,415,000	1,404,062
		53,697,984

Equipment - 0.2%
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (c)	1,755,000	1,745,270

Other - 4.3%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (c)	4,144,159	4,244,737
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (c)(f)	643,410	649,014
Invitation Homes Trust:
Series 2015-SFR2, Class E, 4.958%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (b)(c)	5,450,000	5,468,434
Series 2015-SFR2, Class F, 5.508%, (1 mo. USD LIBOR + 3.70%), 6/17/32 (b)(c)	3,650,000	3,685,405
Series 2015-SFR3, Class D, 4.50%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (b)(c)	1,400,000	1,406,589
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (b)(c)	747,000	752,039
Series 2017-SFR2, Class C, 3.258%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (b)(c)	951,000	958,522
Series 2018-SFR1, Class B, 2.758%, (1 mo. USD LIBOR + 0.95%), 3/17/37 (b)(c)	755,000	762,231
Series 2018-SFR1, Class C, 3.058%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (b)(c)	950,000	957,823
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (c)	6,900,000	6,893,571
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.808%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (b)(c)	2,046,000	2,061,271
Series 2016-SFR1, Class C, 4.308%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (b)(c)	1,000,000	1,012,347
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (c)	3,300,000	3,354,239

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 33

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	6,125,680	6,018,351
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (c)	2,480,931	2,506,580
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (c)	2,250,000	2,246,955
		42,978,108

Railcar - 1.0%
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (c)	470,404	467,506
Series 2014-1A, Class B1, 4.406%, 4/19/44 (c)	2,200,000	2,195,145
FRS I LLC:
Series 2013-1A, Class A2, 3.08%, 4/15/43 (c)	3,503,946	3,472,320
Series 2013-1A, Class B, 3.96%, 4/15/43 (c)	3,987,186	3,960,020
		10,094,991

Student Loan - 0.2%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (c)	1,457,274	1,436,001
Social Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (c)	792,077	785,208
		2,221,209

Timeshare - 0.2%
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (c)	224,958	224,405
Series 2014-2A, Class B, 2.40%, 6/20/31 (c)	732,458	729,083
Series 2014-3A, Class B, 2.80%, 10/20/31 (c)	1,210,429	1,204,757
		2,158,245

Whole Business - 2.8%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (c)	5,588,734	5,612,152
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (c)	2,133,875	2,194,181
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (c)	695,490	702,398
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (c)	394,013	392,736
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (c)	688,275	694,442
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (c)	2,526,838	2,602,444
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (c)	947,838	954,582
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (c)	1,235,663	1,276,679
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (c)	4,345,000	4,377,637
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (c)	8,433,750	8,573,192
		27,380,443

Total Asset-Backed Securities (Cost $182,131,965)		181,325,709

34 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 4.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (b)(c)	720,460	732,285
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.672%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (b)	2,446,102	2,520,377
Series 2016-DNA2, Class M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (b)	1,347,667	1,365,676
Series 2016-HQA1, Class M2, 4.622%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (b)	4,000,000	4,099,063
Series 2017-DNA3, Class M2, 4.372%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (b)	1,425,000	1,460,122
Series 2017-HQA2, Class M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (b)	1,565,000	1,612,552
Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (b)	2,569,042	2,559,086
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.122%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (b)	4,675,000	5,442,901
Series 2014-C02, Class 1M2, 4.472%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (b)	2,200,000	2,339,512
Series 2014-C03, Class 1M2, 4.872%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (b)	2,619,940	2,806,047
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (b)	3,826,354	4,089,229
Series 2014-C04, Class 1M2, 6.772%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (b)	7,829,987	8,965,100
Series 2016-C06, Class 1M2, 6.122%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (b)	1,600,000	1,809,155
Series 2017-C05, Class 1M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (b)	3,333,176	3,333,442
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (b)	735,000	745,700
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (b)	2,520,000	2,591,027
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,959,228	1,901,116

Total Collateralized Mortgage-Backed Obligations (Cost $47,435,282)		48,372,390

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.177%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (b)(c)	2,900,000	2,896,694
CLNS Trust, Series 2017-IKPR, Class B, 2.74%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (b)(c)	4,400,000	4,408,510
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (c)	1,400,000	1,400,220
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (c)	1,750,000	1,736,378
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (c)	1,200,000	1,181,333
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (b)(c)	4,100,000	4,109,236
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.177%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (b)(c)	2,928,385	2,942,889
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (b)(c)	1,116,046	1,123,936
RETL Trust, Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (b)(c)	6,850,000	6,867,097
TRU Trust, Series 2016-TOYS, Class A, 4.027%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (b)(c)	4,169,422	4,064,839
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (c)	2,700,000	2,531,612

Total Commercial Mortgage-Backed Securities (Cost $33,432,855)		33,262,744

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 35

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - 2.4%
Education - 0.1%
Georgetown University, Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	690,000	699,363

General Obligations - 0.9%
Commonwealth of Massachusetts, 5.456%, 12/1/39 (g)	750,000	926,610
Los Angeles California Unified School District, 5.75%, 7/1/34 (g)	3,750,000	4,653,450
Massachusetts, Green Bonds, 3.277%, 6/1/46	2,500,000	2,360,750
New York City, 5.206%, 10/1/31 (g)	1,030,000	1,191,638
		9,132,448

Special Tax Revenue - 0.9%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (g)	3,800,000	4,284,804
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (g)	3,540,000	4,312,180
		8,596,984

Transportation - 0.1%
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, 5.876%, 4/1/32	880,000	1,057,056

Water and Sewer - 0.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,170,000	1,323,680
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	3,075,000	3,071,740
		4,395,420

Total Taxable Municipal Obligations (Cost $23,506,055)		23,881,271

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Federal National Mortgage Association:
2.65%, 6/1/26	2,913,467	2,829,769
2.68%, 7/1/26	3,000,000	2,902,754
2.785%, 2/25/27(h)	2,909,377	2,856,818
2.939%, 9/25/27(h)	5,500,000	5,378,554

Total U.S. Government Agency Mortgage-Backed Securities (Cost $14,480,861)		13,967,895

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (i)(j)	5,087,392	4,830,835
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (j)(k)(l)	490,000	463,050
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (j)(k)(l)	631,000	601,343

Total High Social Impact Investments (Cost $6,208,392)		5,895,228

36 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.8%
Export Development Canada, 1.625%, 6/1/20	4,500,000	4,415,862
Nacional Financiera SNC, 3.375%, 11/5/20 (c)	3,450,000	3,471,563

Total Sovereign Government Bonds (Cost $7,905,207)		7,887,425

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,795,581	2,744,680

Total U.S. Government Agencies and Instrumentalities (Cost $2,795,581)		2,744,680

FLOATING RATE LOANS (m) - 0.0% (n)
Financial - 0.0% (n)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (j)(k)(o)(p)	481,681	7,598

Total Floating Rate Loans (Cost $481,681)		7,598

TIME DEPOSIT - 2.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	28,560,724	28,560,724

Total Time Deposit (Cost $28,560,724)		28,560,724

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	12,286,455	12,286,455

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $12,286,455)		12,286,455

Total Purchased Options (Cost $280,965) - 0.0% (n)		8,000

TOTAL INVESTMENTS (Cost $1,013,825,133) - 100.8%		1,002,501,944
Other assets and liabilities, net - (0.8%)		(8,286,308)
NET ASSETS - 100.0%		994,215,636

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $11,938,455.
(b) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $283,425,966, which represents 28.5% of the net assets of the Fund as of March 31, 2018.

(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.
(g) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(h) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(i) Affiliated company (see Note 9).
(j) Restricted security. Total market value of restricted securities amounts to $5,902,826, which represents 0.6% of the net assets of the Fund as of March 31, 2018.
(k) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(l) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

(m) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(n) Amount is less than 0.05%.
(o) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(p) Non-income producing security.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 37

PURCHASED PUT OPTIONS - 0.0% (n)
EXCHANGE-TRADED OPTIONS - 0.0% (n)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 6/2018	512	$62,024,000	$119	4/20/18	$8,000

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	352	Jun-18	$74,838,500	$21,321
U.S. 5-Year Treasury Note	480	Jun-18	54,941,250	230,677
U.S. Ultra-Long Treasury Bond	14	Jun-18	2,246,563	59,768
Total Long				$311,766
Short:
U.S. Ultra 10-Year Treasury Note	(260)	Jun-18	($33,763,438)	($479,225)

38 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	631,000
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 39

CALVERT EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.5%
Beverages - 2.7%
Coca-Cola Co. (The)	675,166	29,322,460
PepsiCo, Inc.	303,649	33,143,288
		62,465,748

Capital Markets - 3.6%
Charles Schwab Corp. (The)	466,585	24,365,068
Intercontinental Exchange, Inc.	810,219	58,757,082
		83,122,150

Chemicals - 5.9%
Ecolab, Inc.	524,876	71,944,753
Praxair, Inc.	445,575	64,296,473
		136,241,226

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity Ltd.	228,737	22,850,826

Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	421,076	61,199,186

Food & Staples Retailing - 0.3%
CVS Health Corp.	121,999	7,589,558

Food Products - 2.3%
Mondelez International, Inc., Class A	1,257,593	52,479,356

Health Care Equipment & Supplies - 4.8%
Danaher Corp.	1,115,924	109,260,119

Health Care Providers & Services - 2.5%
Henry Schein, Inc. (a)	331,354	22,270,302
Laboratory Corp. of America Holdings (a)	216,992	35,098,456
		57,368,758

Health Care Technology - 1.1%
Cerner Corp. (a)	447,823	25,973,734

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	514,676	29,794,594

Industrial Conglomerates - 2.6%
3M Co.	268,578	58,958,242

40 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Insurance - 2.3%
Marsh & McLennan Cos., Inc.	640,054	52,862,060

Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc. (a)	10,887	22,649,206

Internet Software & Services - 6.7%
Alphabet, Inc., Class C (a)	103,539	106,830,505
Facebook, Inc., Class A (a)	298,534	47,702,748
		154,533,253

IT Services - 11.7%
Accenture plc, Class A	364,208	55,905,928
Fiserv, Inc. (a)	413,974	29,520,486
MasterCard, Inc., Class A	428,547	75,064,292
Visa, Inc., Class A	900,821	107,756,208
		268,246,914

Life Sciences Tools & Services - 6.0%
QIAGEN NV (a)	1,003,262	32,415,395
Thermo Fisher Scientific, Inc.	511,363	105,576,005
		137,991,400

Machinery - 7.2%
Fortive Corp.	723,113	56,055,720
IDEX Corp.	432,240	61,598,522
Xylem, Inc.	604,931	46,531,293
		164,185,535

Media - 3.1%
Comcast Corp., Class A	969,434	33,125,560
Walt Disney Co. (The)	367,251	36,886,690
		70,012,250

Multiline Retail - 3.4%
Dollar General Corp.	844,406	78,994,181

Personal Products - 2.1%
Estee Lauder Cos., Inc. (The), Class A	327,270	48,998,864

Pharmaceuticals - 5.9%
Johnson & Johnson	386,027	49,469,360
Zoetis, Inc.	1,025,543	85,643,096
		135,112,456

Professional Services - 1.9%
Verisk Analytics, Inc. (a)	409,240	42,560,960

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 41

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Semiconductors & Semiconductor Equipment - 0.9%
Texas Instruments, Inc.	207,827	21,591,147

Software - 8.9%
Check Point Software Technologies Ltd. (a)(b)	426,420	42,360,563
Intuit, Inc.	404,231	70,073,444
Microsoft Corp.	998,989	91,177,726
		203,611,733

Specialty Retail - 2.5%
Lowe's Cos., Inc.	343,083	30,105,533
TJX Cos., Inc. (The)	342,208	27,910,485
		58,016,018

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	373,946	24,844,972

Venture Capital - 0.0% (c)
20/20 Gene Systems, Inc. (a)(d)(e)	73,397	46,974
Digital Directions International, Inc. (a)(d)(e)	354,389	87,499
Graduation Alliance, Inc. (a)(d)(e)	117,833	577
Ivy Capital (Proprietary) Ltd. (a)(d)(e)	19	762,073
Napo Pharmaceuticals, Inc. (a)(d)(e)	294,196	—
		897,123

Total Common Stocks (Cost $1,461,316,607)		2,192,411,569

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Entouch:
Series C (a)(d)(e)	2,628,278	500,424
Series C-1 (a)(d)(e)	340,546	45,350
Graduation Alliance, Inc.:
Series C (a)(d)(e)	3,225,598	143,539
Series D, Convertible (a)(d)(e)	1,325,968	267,713
New Day Farms, Inc. (a)(d)(e)(f)	4,547,804	—
PresenceLearning, Inc.:
Series A (a)(d)(e)	600,000	654,000
Series A-2 (a)(d)(e)	195,285	216,766
Series B (a)(d)(e)	399,719	475,666
Shangri La Farms (a)(d)(e)(f)	66,667	—
Sword Diagnostics (a)(d)(e)	1,264,108	—
		2,303,458

Total Preferred Stocks (Cost $2,976,381)		2,303,458

42 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
WARRANTS - 0.0% (c)
Venture Capital - 0.0% (c)
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) (a)(d)(e)	625,721	3,066

Total Warrants (Cost $0)		3,066

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Accion Frontier Inclusion Fund LP (a)(d)(e)		540,207
Adobe Capital Social Mezzanine I LP (a)(d)(e)		272,216
Africa Renewable Energy Fund LP (a)(d)(e)		686,671
Arborview Capital Partners LP (a)(d)(e)		600,520
Blackstone Clean Technology Partners LP (a)(d)(e)		60,863
Bridges Ventures US Sustainable Growth Fund, LP (a)(d)(e)		229,980
China Environment Fund 2004 LP (a)(d)(e)		3,779
China Environment Fund III LP (a)(d)(e)		443,111
Coastal Ventures III LP (a)(d)(e)		237,765
Core Innovations Capital I LP (a)(d)(e)		1,123,423
Cross Culture Ventures I LP (a)(d)(e)		298,309
DBL Equity Fund - BAEF Il LP (a)(d)(e)		1,079,584
DBL Partners III LP (a)(d)(e)		475,182
First Analysis Private Equity Fund V LP (a)(d)(e)		1,087,083
Ignia Fund I LP (a)(d)(e)		531,775
Impact Ventures II LP (a)(d)(e)		199,807
LeapFrog Financial Inclusion Fund (a)(d)(e)		286,119
New Markets Education Partners LP (a)(d)(e)		852,377
New Markets Venture Partners II LP (a)(d)(e)		173,724
Owl Ventures LP (a)(d)(e)		586,592
Renewable Energy Asia Fund LP (a)(d)(e)		2,228,750
SEAF India International Growth Fund LP (a)(d)(e)		26,763
SJF Ventures II LP, Preferred (a)(d)(e)		477,102
SJF Ventures III LP (a)(d)(e)		959,856
Westly Capital Partners Fund II LP (a)(d)(e)		718,756

Total Venture Capital Limited Partnership Interest (Cost $13,075,615)		14,180,314

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (d)(e)(f)(g)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (d)(e)(h)	230,064	—
SEAF Global SME Facility, 9.00%, 1/1/19 (d)(e)	2,100,000	1,805,163

Total Venture Capital Debt Obligations (Cost $2,341,368)		1,805,163

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 43

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (d)(f)	10,833,877	10,287,525
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (d)(e)(i)	1,445,000	1,365,525
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (d)(e)(i)	1,855,000	1,767,815

Total High Social Impact Investments (Cost $14,133,877)		13,420,865

OTHER - 0.0% (c)
GroSolar, Contingent Deferred Distribution (a)(d)(e)		390,000

Total Other (Cost $1,809,266)		390,000

TIME DEPOSIT - 3.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	76,525,618	76,525,618

Total Time Deposit (Cost $76,525,618)		76,525,618

TOTAL INVESTMENTS (Cost $1,572,178,732) - 100.2%		2,301,040,053
Other assets and liabilities, net - (0.2%)		(5,687,416)
NET ASSETS - 100.0%		2,295,352,637

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $4,569,640.
(c) Amount is less than 0.05%.
(d) Restricted security. Total market value of restricted securities amounts to $32,999,989, which represents 1.4% of the net assets of the Fund as of March 31, 2018.
(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(f) Affiliated company (see Note 9).
(g) Security is in default for both principal and interest.
(h) This security is not accruing interest.
(i) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-3/20/18	529,076
Adobe Capital Social Mezzanine I LP	2/8/13-1/16/18	345,491
Africa Renewable Energy Fund LP	4/17/14-2/22/18	670,751
Arborview Capital Partners LP	11/13/12-10/24/17	529,835
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US Sustainable Growth Fund, LP	6/8/16-3/19/18	365,028
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450

44 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Coastal Ventures III LP	7/30/12-8/17/17	255,068
Core Innovations Capital I LP	1/6/11-6/30/17	314,217
Cross Culture Ventures I LP	2/24/16-3/7/18	329,934
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-12/5/17	467,347
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-2/5/18	45,350
First Analysis Private Equity Fund V LP	6/7/13-3/16/18	779,924
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
GroSolar, Contingent Deferred Distribution	12/22/16	1,809,266
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Impact Ventures II LP	9/8/10-2/5/18	838,672
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,010
LeapFrog Financial Inclusion Fund	1/20/10-6/6/17	—
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12	12/31/15	6,225
New Markets Education Partners LP	9/27/11-3/1/18	807,817
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	2/1/17	300,000
Owl Ventures LP	7/10/14-1/11/18	385,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 1/1/19	6/28/13-1/25/18	2,035,143
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-7/14/17	617,464
Sword Diagnostics, Series B, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-12/21/17	872,933
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 45

CALVERT BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $655,973,779) - including $14,256,558 of securities on loan	$690,900,560
Investments in securities of affiliated issuers, at value (identified cost $4,266,666)	4,073,883
Receivable for variation margin on open futures contracts	9,032
Cash denominated in foreign currency, at value (cost $13,852)	13,871
Receivable for investments sold	70,998
Receivable for capital shares sold	274,949
Dividends and interest receivable	1,936,685
Interest receivable - affiliated issuers	19,022
Securities lending income receivable	4,383
Tax reclaims receivable	5,797
Receivable from affiliate	3,016
Deposits at broker for financial futures contracts	89,736
Trustees' deferred compensation plan	428,471
Other assets	7,661
Total assets	697,838,064

LIABILITIES
Due to custodian	608,305
Payable for investments purchased	652,075
Payable for capital shares redeemed	34,169
Deposits for securities loaned	1,035,588
Payable to affiliates:
Investment advisory fee	240,324
Administrative fee	71,597
Distribution and service fees	163,186
Sub-transfer agency fee	38,273
Trustees' deferred compensation plan	428,471
Accrued expenses	228,790
Total liabilities	3,500,778
Commitments and contingent liabilities (Note 11)
NET ASSETS	$694,337,286

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$652,873,203
Accumulated undistributed net investment income	163,925
Accumulated undistributed net realized gain	6,558,924
Net unrealized appreciation	34,741,234
Total	$694,337,286
See notes to financial statements.

46 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited) - CONT’D

NET ASSET VALUE PER SHARE
Class A (based on net assets of $550,263,072 and 17,596,392 shares outstanding)	$31.27
Class C (based on net assets of $59,426,327 and 1,962,416 shares outstanding)	$30.28
Class I (based on net assets of $84,647,887 and 2,658,071 shares outstanding)	$31.85

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$32.83
* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 47

CALVERT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,008,737,741) - including $11,938,455 of securities on loan	$997,671,109
Investments in securities of affiliated issuers, at value (identified cost $5,087,392)	4,830,835
Receivable for investments sold	840,000
Receivable for capital shares sold	1,093,332
Interest receivable	5,665,889
Interest receivable - affiliated issuers	22,681
Securities lending income receivable	4,445
Receivable from affiliate	70,938
Deposits at broker for financial futures contracts	308,024
Trustees' deferred compensation plan	537,298
Other assets	10,562
Total assets	1,011,055,113

LIABILITIES
Payable for variation margin on open futures contracts	165,561
Due to custodian	1,782
Payable for investments purchased	2,803,409
Payable for capital shares redeemed	362,022
Deposits for securities loaned	12,286,455
Payable to affiliates:
Investment advisory fee	291,280
Administrative fee	99,867
Distribution and service fees	66,861
Sub-transfer agency fee	21,343
Trustees' deferred compensation plan	537,298
Accrued expenses	203,599
Total liabilities	16,839,477
NET ASSETS	$994,215,636

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$1,005,498,402
Accumulated undistributed net investment income	357,334
Accumulated net realized loss	(149,452)
Net unrealized depreciation	(11,490,648)
Total	$994,215,636
See notes to financial statements.

48 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited) - CONT’D

NET ASSET VALUE PER SHARE
Class A (based on net assets of $270,818,932 and 17,068,049 shares outstanding)	$15.87
Class C (based on net assets of $24,553,939 and 1,558,102 shares outstanding)	$15.76
Class I (based on net assets of $572,310,647 and 36,028,435 shares outstanding)	$15.88
Class R6 (based on net assets of $126,532,118 and 7,967,120 shares outstanding)	$15.88

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.49
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 49

CALVERT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,560,638,630) - including $4,569,640 of securities on loan	$2,290,752,528
Investments in securities of affiliated issuers, at value (identified cost $11,540,102)	10,287,525
Cash	244,437
Receivable for investments sold	10,737,706
Receivable for capital shares sold	1,842,604
Dividends and interest receivable	946,361
Interest receivable - affiliated issuers	48,860
Securities lending income receivable	2,495
Tax reclaims receivable	238,555
Receivable from affiliate	67,833
Trustees' deferred compensation plan	1,456,670
Other assets	24,268
Total assets	2,316,649,842

LIABILITIES
Payable for investments purchased	5,648,239
Payable for capital shares redeemed	11,849,208
Payable to affiliates:
Investment advisory fee	968,521
Administrative fee	237,494
Distribution and service fees	400,815
Sub-transfer agency fee	81,893
Trustees' deferred compensation plan	1,456,670
Accrued expenses	654,365
Total liabilities	21,297,205
Commitments and contingent liabilities (Note 11)
NET ASSETS	$2,295,352,637

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$1,488,525,776
Accumulated distributions in excess of net investment income	(653,090)
Accumulated undistributed net realized gain	78,617,571
Net unrealized appreciation	728,862,380
Total	$2,295,352,637
See notes to financial statements.

50 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited) - CONT’D

NET ASSET VALUE PER SHARE
Class A (based on net assets of $1,244,932,002 and 28,258,355 shares outstanding)	$44.06
Class C (based on net assets of $152,022,352 and 5,870,781 shares outstanding)	$25.89
Class I (based on net assets of $898,387,343 and 17,720,368 shares outstanding)	$50.70
Class R6 (based on net assets of $10,940 and 216 shares outstanding, including fractional shares)	$50.66

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$46.26
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 51

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME	Balanced Fund	Bond Fund	Equity Fund
Dividend income (net of foreign taxes withheld of $0, $0 and $108, respectively)	$3,521,782	$—	$11,755,855
Interest income - unaffiliated issuers	4,146,286	14,633,959	69,180
Interest income - affiliated issuers	31,467	37,520	80,039
Securities lending income, net	35,473	107,574	3,286
Total investment income	7,735,008	14,779,053	11,908,360

EXPENSES
Investment advisory fee	1,411,123	1,697,562	5,517,087
Administrative fee	420,299	581,519	1,345,863
Distribution and service fees:
Class A	660,336	277,759	1,574,347
Class C	304,507	128,986	781,953
Trustees' fees and expenses	8,548	11,786	25,061
Custodian fees	89,436	62,796	91,674
Transfer agency fees and expenses	385,328	305,026	1,050,732
Accounting fees	63,096	101,386	175,702
Professional fees	50,715	54,254	112,547
Registration fees	38,348	80,681	60,293
Reports to shareholders	26,446	35,071	68,824
Miscellaneous	59,207	55,039	115,796
Total expenses	3,517,389	3,391,865	10,919,879
Waiver and/or reimbursement of expenses by affiliate	(100,683)	(232,894)	(225,292)
Reimbursement of expenses-other	(7,661)	(10,562)	(24,268)
Net expenses	3,409,045	3,148,409	10,670,319
Net investment income	4,325,963	11,630,644	1,238,041

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investment securities - unaffiliated issuers	12,548,987	3,128,433	104,545,356
Futures contracts	21,317	357,284	—
Foreign currency transactions	202	—	—
	12,570,506	3,485,717	104,545,356

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	3,947,093	(20,061,348)	102,538,900
Investment securities - affiliated issuers	(9,844)	(17,857)	(38,026)
Futures contracts	8,049	(167,459)	—
Foreign currency	(84)	—	747
	3,945,214	(20,246,664)	102,501,621

Net realized and unrealized gain (loss)	16,515,720	(16,760,947)	207,046,977

Net increase (decrease) in net assets resulting from operations	$20,841,683	($5,130,303)	$208,285,018
See notes to financial statements.

52 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$4,325,963	$9,837,401
Net realized gain	12,570,506	53,021,088
Net change in unrealized appreciation (depreciation)	3,945,214	(6,922,226)
Net increase in net assets resulting from operations	20,841,683	55,936,263

Distributions to shareholders from:
Net investment income:
Class A shares	(3,595,485)	(8,151,148)
Class C shares	(180,676)	(450,495)
Class I shares	(628,066)	(793,017)
Class Y shares	—	(402,507)
Net realized gain:
Class A shares	(35,251,156)	(6,545,044)
Class C shares	(3,982,909)	(686,237)
Class I shares	(5,034,279)	(229,781)
Class Y shares	—	(149,280)
Total distributions to shareholders	(48,672,571)	(17,407,509)

Capital share transactions:
Class A shares	22,897,316	(74,481,952)
Class C shares	737,147	(1,424,823)
Class I shares	39,988,422	30,715,683
Class Y shares (a)	(30,424,693)	15,033,331
Net increase (decrease) in net assets from capital share transactions	33,198,192	(30,157,761)

TOTAL INCREASE IN NET ASSETS	5,367,304	8,370,993

NET ASSETS
Beginning of period	688,969,982	680,598,989
End of period (including accumulated undistributed net investment income of $163,925 and $242,189, respectively)	$694,337,286	$688,969,982

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 53

CALVERT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$11,630,644	$21,966,994
Net realized gain (loss)	3,485,717	(1,814,864)
Net change in unrealized appreciation (depreciation)	(20,246,664)	(7,623,523)
Net increase (decrease) in net assets resulting from operations	(5,130,303)	12,528,607

Distributions to shareholders from:
Net investment income:
Class A shares	(3,047,474)	(7,273,146)
Class C shares	(183,557)	(412,882)
Class I shares	(6,269,864)	(11,297,997)
Class R6 shares (a)	(1,280,388)	—
Class Y shares	(575,715)	(2,926,328)
Net realized gain:
Class A shares	—	(1,066,212)
Class C shares	—	(88,029)
Class I shares	—	(1,034,416)
Class Y shares	—	(257,861)
Total distributions to shareholders	(11,356,998)	(24,356,871)

Capital share transactions:
Class A shares	(5,941,502)	(107,818,348)
Class C shares	(1,633,858)	(5,236,985)
Class I shares	80,869,086	149,145,862
Class R6 shares (a)	128,824,555	—
Class Y shares (b)	(141,745,071)	32,696,224
Net increase in net assets from capital share transactions	60,373,210	68,786,753

TOTAL INCREASE IN NET ASSETS	43,885,909	56,958,489

NET ASSETS
Beginning of period	950,329,727	893,371,238
End of period (including accumulated undistributed net investment income of $357,334 and $83,688, respectively)	$994,215,636	$950,329,727

(a) For the period from the commencement of operations, October 3, 2017, to March 31, 2018.
(b) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

54 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$1,238,041	$4,664,225
Net realized gain	104,545,356	211,444,646
Net change in unrealized appreciation (depreciation)	102,501,621	103,095,971
Net increase in net assets resulting from operations	208,285,018	319,204,842

Distributions to shareholders from:
Net investment income:
Class A shares	(1,302,443)	(1,961,371)
Class I shares	(3,368,565)	(3,250,521)
Class R6 shares (a)	(50)	—
Class Y shares	—	(856,956)
Net realized gain:
Class A shares	(93,141,006)	(131,011,225)
Class C shares	(18,856,952)	(25,782,355)
Class I shares	(52,674,769)	(44,626,014)
Class R6 shares (a)	(689)	—
Class Y shares	—	(15,004,422)
Total distributions to shareholders	(169,344,474)	(222,492,864)

Capital share transactions:
Class A shares	343,569	(217,516,856)
Class C shares	4,064,241	(23,409,675)
Class I shares	341,883,304	43,446,160
Class R6 shares (a)	10,739	—
Class Y shares (b)	(224,919,540)	3,370,372
Net increase (decrease) in net assets from capital share transactions	121,382,313	(194,109,999)

TOTAL INCREASE (DECREASE) IN NET ASSETS	160,322,857	(97,398,021)

NET ASSETS
Beginning of period	2,135,029,780	2,232,427,801
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($653,090) and $2,779,927, respectively)	$2,295,352,637	$2,135,029,780

(a) For the period from the commencement of operations, October 3, 2017, to March 31, 2018.
(b) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 55

CALVERT BALANCED FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$32.59		$30.82	$31.90		$33.06	$34.13	$30.81
Income from investment operations:
Net investment income (a)	0.20		0.47	0.51	(b)	0.43	0.33	0.24
Net realized and unrealized gain (loss)	0.81		2.11	2.14	(c)	(0.81)	3.02	3.32
Total from investment operations	1.01		2.58	2.65		(0.38)	3.35	3.56
Distributions from:
Net investment income	(0.21)		(0.46)	(0.50)		(0.41)	(0.32)	(0.24)
Net realized gain	(2.12)		(0.35)	(3.23)		(0.37)	(4.10)	—
Total distributions	(2.33)		(0.81)	(3.73)		(0.78)	(4.42)	(0.24)
Total increase (decrease) in net asset value	(1.32)		1.77	(1.08)		(1.16)	(1.07)	3.32
Net asset value, ending	$31.27		$32.59	$30.82		$31.90	$33.06	$34.13
Total return (d)	3.03%	(e)	8.51%	8.93%	(c)	(1.27%)	10.77%	11.60%
Ratios to average net assets: (f)
Total expenses	0.96%	(g)	0.99%	1.05%		1.13%	1.17%	1.18%
Net expenses	0.94%	(g)	0.99%	1.02%		1.13%	1.16%	1.18%
Net investment income	1.26%	(g)	1.48%	1.67%	(b)	1.25%	1.02%	0.76%
Portfolio turnover	42%	(e)	128%	146%		99%	124%	114%
Net assets, ending (in thousands)	$550,263		$549,517	$592,625		$569,368	$561,809	$497,160

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(c) Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.90%.

(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

56 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$31.63		$29.95	$31.11		$32.30	$33.45	$30.23
Income from investment operations:
Net investment income (loss) (a)	0.08		0.20	0.25	(b)	0.15	0.08	(0.02)
Net realized and unrealized gain (loss)	0.78		2.06	2.08	(c)	(0.78)	2.94	3.25
Total from investment operations	0.86		2.26	2.33		(0.63)	3.02	3.23
Distributions from:
Net investment income	(0.09)		(0.23)	(0.26)		(0.19)	(0.07)	(0.01)
Net realized gain	(2.12)		(0.35)	(3.23)		(0.37)	(4.10)	—
Total distributions	(2.21)		(0.58)	(3.49)		(0.56)	(4.17)	(0.01)
Total increase (decrease) in net asset value	(1.35)		1.68	(1.16)		(1.19)	(1.15)	3.22
Net asset value, ending	$30.28		$31.63	$29.95		$31.11	$32.30	$33.45
Total return (d)	2.62%	(e)	7.66%	8.05%	(c)	(2.08%)	9.89%	10.71%
Ratios to average net assets: (f)
Total expenses	1.73%	(g)	1.80%	1.86%		1.92%	1.95%	1.99%
Net expenses	1.69%	(g)	1.80%	1.84%		1.92%	1.94%	1.99%
Net investment income (loss)	0.51%	(g)	0.67%	0.85%	(b)	0.47%	0.24%	(0.06%)
Portfolio turnover	42%	(e)	128%	146%		99%	124%	114%
Net assets, ending (in thousands)	$59,426		$61,205	$59,242		$55,180	$48,814	$37,812

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(c) Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.02%.

(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 57

CALVERT BALANCED FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$33.14		$31.32	$32.36		$33.53	$34.55	$31.19
Income from investment operations:
Net investment income (a)	0.26		0.58	0.63	(b)	0.59	0.51	0.41
Net realized and unrealized gain (loss)	0.82		2.18	2.17	(c)	(0.82)	3.06	3.35
Total from investment operations	1.08		2.76	2.80		(0.23)	3.57	3.76
Distributions from:
Net investment income	(0.25)		(0.59)	(0.61)		(0.57)	(0.49)	(0.40)
Net realized gain	(2.12)		(0.35)	(3.23)		(0.37)	(4.10)	—
Total distributions	(2.37)		(0.94)	(3.84)		(0.94)	(4.59)	(0.40)
Total increase (decrease) in net asset value	(1.29)		1.82	(1.04)		(1.17)	(1.02)	3.36
Net asset value, ending	$31.85		$33.14	$31.32		$32.36	$33.53	$34.55
Total return (d)	3.21%	(e)	8.94%	9.32%	(c)	(0.86%)	11.35%	12.13%
Ratios to average net assets: (f)
Total expenses	0.73%	(g)	0.67%	0.76%		0.64%	0.66%	0.68%
Net expenses	0.62%	(g)	0.62%	0.65%		0.64%	0.66%	0.68%
Net investment income	1.59%	(g)	1.80%	2.04%	(b)	1.70%	1.53%	1.26%
Portfolio turnover	42%	(e)	128%	146%		99%	124%	114%
Net assets, ending (in thousands)	$84,648		$48,780	$15,554		$13,894	$43,579	$35,578

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(c) Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 9.28%.

(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

58 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$16.14		$16.36	$15.83		$15.92	$15.61	$16.58
Income from investment operations:
Net investment income (a)	0.18		0.37	0.40	(b)	0.38	0.38	0.33
Net realized and unrealized gain (loss)	(0.27)		(0.18)	0.53		(0.09)	0.34	(0.69)
Total from investment operations	(0.09)		0.19	0.93		0.29	0.72	(0.36)
Distributions from:
Net investment income	(0.18)		(0.36)	(0.40)		(0.38)	(0.38)	(0.35)
Net realized gain	—		(0.05)	—		—	(0.03)	(0.26)
Total distributions	(0.18)		(0.41)	(0.40)		(0.38)	(0.41)	(0.61)
Total increase (decrease) in net asset value	(0.27)		(0.22)	0.53		(0.09)	0.31	(0.97)
Net asset value, ending	$15.87		$16.14	$16.36		$15.83	$15.92	$15.61
Total return (c)	(0.59%)	(d)	1.21%	5.96%		1.79%	4.66%	(2.27%)
Ratios to average net assets: (e)
Total expenses	0.82%	(f)	0.89%	0.94%		1.07%	1.12%	1.11%
Net expenses	0.82%	(f)	0.89%	0.91%		1.07%	1.12%	1.11%
Net investment income	2.22%	(f)	2.29%	2.49%	(b)	2.35%	2.40%	2.05%
Portfolio turnover	58%	(d)	99%	154%		241%	187%	214%
Net assets, ending (in thousands)	$270,819		$281,490	$395,957		$395,194	$378,269	$408,823

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 59

CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$16.03		$16.26	$15.73		$15.82	$15.52	$16.48
Income from investment operations:
Net investment income (a)	0.11		0.22	0.25	(b)	0.24	0.25	0.20
Net realized and unrealized gain (loss)	(0.27)		(0.18)	0.54		(0.09)	0.33	(0.68)
Total from investment operations	(0.16)		0.04	0.79		0.15	0.58	(0.48)
Distributions from:
Net investment income	(0.11)		(0.22)	(0.26)		(0.24)	(0.25)	(0.22)
Net realized gain	—		(0.05)	—		—	(0.03)	(0.26)
Total distributions	(0.11)		(0.27)	(0.26)		(0.24)	(0.28)	(0.48)
Total increase (decrease) in net asset value	(0.27)		(0.23)	0.53		(0.09)	0.30	(0.96)
Net asset value, ending	$15.76		$16.03	$16.26		$15.73	$15.82	$15.52
Total return (c)	(0.98%)		0.27%	5.05%		0.95%	3.78%	(3.01%)
Ratios to average net assets: (d)
Total expenses	1.62%	(e)	1.78%	1.84%		1.91%	1.92%	1.90%
Net expenses	1.62%	(e)	1.78%	1.81%		1.91%	1.92%	1.90%
Net investment income	1.42%	(e)	1.40%	1.59%	(b)	1.51%	1.60%	1.26%
Portfolio turnover	58%	(f)	99%	154%		241%	187%	214%
Net assets, ending (in thousands)	$24,554		$26,631	$32,349		$32,626	$33,963	$37,620

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
(f) Not annualized.
See notes to financial statements.

60 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$16.15		$16.38	$15.85		$15.94	$15.62	$16.59
Income from investment operations:
Net investment income (a)	0.20		0.42	0.46	(b)	0.47	0.48	0.43
Net realized and unrealized gain (loss)	(0.28)		(0.17)	0.53		(0.09)	0.35	(0.70)
Total from investment operations	(0.08)		0.25	0.99		0.38	0.83	(0.27)
Distributions from:
Net investment income	(0.19)		(0.43)	(0.46)		(0.47)	(0.48)	(0.44)
Net realized gain	—		(0.05)	—		—	(0.03)	(0.26)
Total distributions	(0.19)		(0.48)	(0.46)		(0.47)	(0.51)	(0.70)
Total increase (decrease) in net asset value	(0.27)		(0.23)	0.53		(0.09)	0.32	(0.97)
Net asset value, ending	$15.88		$16.15	$16.38		$15.85	$15.94	$15.62
Total return (c)	(0.48%)	(d)	1.54%	6.35%		2.36%	5.35%	(1.69%)
Ratios to average net assets: (e)
Total expenses	0.62%	(f)	0.54%	0.54%		0.51%	0.50%	0.51%
Net expenses	0.53%	(f)	0.52%	0.53%		0.51%	0.50%	0.51%
Net investment income	2.52%	(f)	2.64%	2.86%	(b)	2.91%	3.01%	2.66%
Portfolio turnover	58%	(d)	99%	154%		241%	187%	214%
Net assets, ending (in thousands)	$572,311		$500,510	$355,017		$328,690	$300,602	$220,621

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 61

CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$16.17
Income from investment operations:
Net investment income (b)	0.20
Net realized and unrealized loss	(0.29)
Total from investment operations	(0.09)
Distributions from:
Net investment income	(0.20)
Total distributions	(0.20)
Total decrease in net asset value	(0.29)
Net asset value, ending	$15.88
Total return (c)	(0.58%)	(d)
Ratios to average net assets: (e)
Total expenses	0.58%	(f)
Net expenses	0.53%	(f)
Net investment income	2.52%	(f)
Portfolio turnover	58%	(d)(g)
Net assets, ending (in thousands)	$126,532

(a) For the period from the commencement of operations, October 3, 2017 to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Return is historical and is calculated by determining the percentage change in net asset value with all distributions reinvested and does not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) For the six months ended March 31, 2018.
See notes to financial statements.

62 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$43.31		$41.38	$47.79		$50.33	$44.68	$38.48
Income from investment operations:
Net investment income (a)	0.01		0.06	0.11	(b)	0.10	0.02	0.07
Net realized and unrealized gain	4.22		6.03	3.74		2.20	7.67	6.19
Total from investment operations	4.23		6.09	3.85		2.30	7.69	6.26
Distributions from:
Net investment income	(0.05)		(0.06)	(0.13)		(0.02)	(0.05)	(0.01)
Net realized gain	(3.43)		(4.10)	(10.13)		(4.82)	(1.99)	(0.05)
Total distributions	(3.48)		(4.16)	(10.26)		(4.84)	(2.04)	(0.06)
Total increase (decrease) in net asset value	0.75		1.93	(6.41)		(2.54)	5.65	6.20
Net asset value, ending	$44.06		$43.31	$41.38		$47.79	$50.33	$44.68
Total return (c)	9.89%	(d)	16.39%	8.57%		4.57%	17.63%	16.30%
Ratios to average net assets: (e)
Total expenses	1.01%	(f)	1.06%	1.10%		1.13%	1.15%	1.21%
Net expenses	1.01%	(f)	1.06%	1.08%		1.12%	1.14%	1.20%
Net investment income	0.05%	(f)	0.16%	0.27%	(b)	0.19%	0.05%	0.18%
Portfolio turnover	10%	(d)	29%	44%		37%	24%	32%
Net assets, ending (in thousands)	$1,244,932		$1,220,685	$1,385,988		$1,328,913	$1,590,823	$1,602,401

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 63

CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$26.84		$27.35	$34.98		$38.31	$34.66	$30.06
Income from investment operations:
Net investment loss (a)	(0.10)		(0.15)	(0.14)	(b)	(0.20)	(0.25)	(0.17)
Net realized and unrealized gain	2.58		3.74	2.67		1.69	5.89	4.82
Total from investment operations	2.48		3.59	2.53		1.49	5.64	4.65
Distributions from:
Net investment income	—		—	(0.03)		—	—	—
Net realized gain	(3.43)		(4.10)	(10.13)		(4.82)	(1.99)	(0.05)
Total distributions	(3.43)		(4.10)	(10.16)		(4.82)	(1.99)	(0.05)
Total increase (decrease) in net asset value	(0.95)		(0.51)	(7.63)		(3.33)	3.65	4.60
Net asset value, ending	$25.89		$26.84	$27.35		$34.98	$38.31	$34.66
Total return (c)	9.45%	(d)	15.48%	7.73%		3.82%	16.76%	15.51%
Ratios to average net assets: (e)
Total expenses	1.77%	(f)	1.83%	1.87%		1.87%	1.88%	1.91%
Net expenses	1.77%	(f)	1.83%	1.85%		1.86%	1.87%	1.90%
Net investment loss	(0.71%)	(f)	(0.60%)	(0.50%)	(b)	(0.54%)	(0.68%)	(0.52%)
Portfolio turnover	10%	(d)	29%	44%		37%	24%	32%
Net assets, ending (in thousands)	$152,022		$152,561	$178,719		$169,649	$171,869	$158,591

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

64 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$49.44		$46.68	$52.65		$54.90	$48.48	$41.55
Income from investment operations:
Net investment income (a)	0.09		0.25	0.32	(b)	0.38	0.29	0.32
Net realized and unrealized gain	4.82		6.88	4.14		2.38	8.34	6.70
Total from investment operations	4.91		7.13	4.46		2.76	8.63	7.02
Distributions from:
Net investment income	(0.22)		(0.27)	(0.30)		(0.19)	(0.22)	(0.04)
Net realized gain	(3.43)		(4.10)	(10.13)		(4.82)	(1.99)	(0.05)
Total distributions	(3.65)		(4.37)	(10.43)		(5.01)	(2.21)	(0.09)
Total increase (decrease) in net asset value	1.26		2.76	(5.97)		(2.25)	6.42	6.93
Net asset value, ending	$50.70		$49.44	$46.68		$52.65	$54.90	$48.48
Total return (c)	10.08%	(d)	16.85%	9.01%		5.06%	18.23%	16.95%
Ratios to average net assets: (e)
Total expenses	0.76%	(f)	0.69%	0.69%		0.64%	0.64%	0.66%
Net expenses	0.70%	(f)	0.67%	0.67%		0.63%	0.62%	0.65%
Net investment income	0.33%	(f)	0.54%	0.68%	(b)	0.69%	0.56%	0.72%
Portfolio turnover	10%	(d)	29%	44%		37%	24%	32%
Net assets, ending (in thousands)	$898,387		$550,055	$472,583		$567,954	$961,680	$798,677

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 65

CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$49.74
Income from investment operations:
Net investment income (b)	0.10
Net realized and unrealized gain	4.50
Total from investment operations	4.60
Distributions from:
Net investment income	(0.25)
Net realized gain	(3.43)
Total distributions	(3.68)
Total increase in net asset value	0.92
Net asset value, ending	$50.66
Total return (c)	9.41%	(d)
Ratios to average net assets: (e)
Total expenses	0.70%	(f)
Net expenses	0.70%	(f)
Net investment income	0.39%	(f)
Portfolio turnover	10%	(d)(g)
Net assets, ending (in thousands)	$11

(a) For the period from the commencement of operations, October 3, 2017 to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Return is historical and is calculated by determining the percentage change in net asset value with all distributions reinvested and does not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) For the six months ended March 31, 2018.
See notes to financial statements.

66 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Balanced offers three class of shares and Bond and Equity each offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to Calvert Research and Management (CRM), the Funds' investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 67

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds' adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

68 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

The following tables summarize the market value of each of the Funds' holdings as of March 31, 2018, based on the inputs used to value them:
BALANCED

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$423,312,260	(2)	$—	$—	$423,312,260
Common Stocks - Venture Capital	—		—	1,374,767	1,374,767
Corporate Bonds	—		135,840,747	—	135,840,747
Asset-Backed Securities	—		56,335,570	—	56,335,570
U.S. Treasury Obligations	—		33,738,767	—	33,738,767
Collateralized Mortgage-Backed Obligations	—		10,943,270	—	10,943,270
Commercial Mortgage-Backed Securities	—		9,083,815	—	9,083,815
Taxable Municipal Obligations	—		6,488,776	—	6,488,776
High Social Impact Investments	—		4,051,498	853,603	4,905,101
U.S. Government Agency Mortgage-Backed Securities	—		3,205,021	—	3,205,021
Sovereign Government Bonds	—		940,844	—	940,844
U.S. Government Agencies and Instrumentalities	—		866,741	—	866,741
Preferred Stocks - Venture Capital	—		—	818,276	818,276
Venture Capital Limited Partnership Interest	—		—	741,974	741,974
Venture Capital Debt Obligations	—		—	36,737	36,737
Floating Rate Loans	—		—	6,078	6,078
Time Deposit	—		5,297,970	—	5,297,970
Short Term Investment of Cash Collateral for Securities Loaned	1,035,588		—	—	1,035,588
Purchased Options	2,141		—	—	2,141
Total Investments	$424,349,989		$266,793,019	$3,831,435	$694,974,443

Futures Contracts(3)	$102,616		$—	$—	$102,616
Total	$424,452,605		$266,793,019	$3,831,435	$695,077,059

Liabilities
Futures Contracts(3)	$(95,310)		$—	$—	$(95,310)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 69

BOND

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$480,972,426	$—	$480,972,426
U.S. Treasury Obligations	—	163,329,399	—	163,329,399
Asset-Backed Securities	—	181,325,709	—	181,325,709
Collateralized Mortgage-Backed Obligations	—	48,372,390	—	48,372,390
Commercial Mortgage-Backed Securities	—	33,262,744	—	33,262,744
Taxable Municipal Obligations	—	23,881,271	—	23,881,271
U.S. Government Agency Mortgage-Backed Securities	—	13,967,895	—	13,967,895
High Social Impact Investments	—	4,830,835	1,064,393	5,895,228
Sovereign Government Bonds	—	7,887,425	—	7,887,425
U.S. Government Agencies and Instrumentalities	—	2,744,680	—	2,744,680
Floating Rate Loans	—	—	7,598	7,598
Time Deposit	—	28,560,724	—	28,560,724
Short Term Investment of Cash Collateral for Securities Loaned	12,286,455	—	—	12,286,455
Purchased Options	8,000	—	—	8,000
Total Investments	$12,294,455	$989,135,498	$1,071,991	$1,002,501,944

Futures Contracts(2)	$311,766	$—	$—	$311,766
Total	$12,606,221	$989,135,498	$1,071,991	$1,002,813,710

Liabilities
Futures Contracts(2)	$(479,225)	$—	$—	$(479,225)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
EQUITY

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$2,191,514,446	(2)	$—	$—	$2,191,514,446
Common Stocks - Venture Capital	—		—	897,123	897,123
Preferred Stocks - Venture Capital	—		—	2,303,458	2,303,458
Warrants - Venture Capital	—		—	3,066	3,066
Venture Capital Limited Partnership Interest	—		—	14,180,314	14,180,314
Venture Capital Debt Obligations	—		—	1,805,163	1,805,163
High Social Impact Investments	—		10,287,525	3,133,340	13,420,865
Other	—		—	390,000	390,000
Time Deposit	—		76,525,618	—	76,525,618
Total Investments	$2,191,514,446		$86,813,143	$22,712,464	$2,301,040,053

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
For each Fund, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.

70 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as each Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds earn certain fees in connection with their investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statements of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Floating Rate Loans: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
F. Futures Contracts: The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
G. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds’ policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. The risk

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 71

associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
H. Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund’s Schedule of Investments.
I. Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are declared and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
J. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
L. Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of each respective Fund's average daily net assets:
BALANCED

Up to and including $500 Million	0.41%
Over $500 Million up to and including $1 Billion	0.385%
Over $1 Billion	0.35%
BOND

Up to and including $1 Billion	0.35%
Over $1 Billion	0.325%

72 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

EQUITY

Up to and including $2 Billion	0.50%
Over $2 Billion up to and including $3 Billion	0.425%
Over $3 Billion	0.375%
For the six months ended March 31, 2018, the investment advisory fee for Balanced, Bond and Equity amounted to $1,411,123, $1,697,562 and $5,517,087, respectively, or 0.40% (annualized), 0.35% (annualized) and 0.49% (annualized), respectively, of each Fund's average daily net assets.
Atlanta Capital Management Company, LLC, an affiliate of CRM, provides sub-advisory services to Equity pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed the following amounts:

	Class A	Class C	Class I	Class Y*	Class R6
BALANCED	0.94%	1.69%	0.62%	0.73%	—
BOND	0.88%	1.63%	0.53%	0.64%	0.53%
EQUITY	1.07%	1.82%	0.70%	0.96%	0.70%
* For the period prior to the close of business on December 8, 2017.
The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $100,683, $199,612 and $179,815 for Balanced, Bond and Equity, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee for Class I of Bond and Equity through January 31, 2018. For the six months ended March 31, 2018, CRM was paid administrative fees of $420,299, $581,519 and $1,345,863 of which $33,282 and $45,477 were waived for Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee rate per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:

	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts.
Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2018 amounted to $660,336, $277,759 and $1,574,347, respectively, for Class A shares and $304,507, $128,986 and $781,953, respectively, for Class C shares.
The Funds were informed that EVD received $46,732, $15,316 and $52,908 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2018. The Funds were also informed that EVD received $8,593, $3,125 and $3,896 for Balanced, Bond and Equity, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 73

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $63,306, $34,274 and $125,842 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, each Fund's allocated portion of such expense and reimbursement was $7,661, $10,562 and $24,268 for Balanced, Bond and Equity, respectively, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statements of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns, were as follows:

	BALANCED	BOND	EQUITY
Purchases
U.S. Government and Agency Securities	$72,513,664	$341,469,653	$—
Non-U.S. Government and Agency Securities	216,826,227	250,561,959	210,753,958
Total Purchases	$289,339,891	$592,031,612	$210,753,958
Sales
U.S. Government and Agency Securities	$82,143,152	$342,961,796	$—
Non-U.S. Government and Agency Securities	213,708,603	190,988,362	243,886,530
Total Sales	$295,851,755	$533,950,158	$243,886,530
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, Equity, for federal income tax purposes, had deferred capital losses of $5,009,957 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2017, $3,369,699 are short-term and $1,640,258 are long-term. Equity’s use of net capital losses acquired from reorganizations, which amounted to $5,009,957 at September 30, 2017, may be limited under certain tax provisions.
At September 30, 2017, Bond had a net capital loss of $3,467,224 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2018.

74 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2018, as determined on a federal income tax basis, were as follows:

	BALANCED	BOND	EQUITY
Federal tax cost of investments	$665,473,958	$1,013,993,077	$1,571,826,818
Gross unrealized appreciation	$42,724,893	$4,344,999	$744,838,736
Gross unrealized depreciation	(13,217,102)	(16,003,591)	(15,625,501)
Net unrealized appreciation (depreciation)	$29,507,791	($11,658,592)	$729,213,235
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts and options contracts outstanding at March 31, 2018 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2018, Balanced and Bond used futures contracts and options contracts to hedge against fluctuations in interest rates and to manage overall duration of the Funds.
At March 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
BALANCED

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Net unrealized appreciation	$102,616	*	($95,310)	*
Purchased options	Investments in securities of unaffiliated issuers, at value	$2,141		$—
Total		$104,757		($95,310)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
BOND

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Net unrealized depreciation	$311,766	*	($479,225)	*
Purchased options	Investments in securities of unaffiliated issuers, at value	$8,000		$—
Total		$319,766		($479,225)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
At March 31, 2018, Equity did not have any open derivative instruments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:
BALANCED

Statement of Operations Caption
Net realized gain (loss) on:
Investment securities – unaffiliated issuers	$284,884
Futures contracts	$21,317
Total	$306,201
Net change in unrealized appreciation (depreciation) on:
Investment securities – unaffiliated issuers	($73,030)
Futures contracts	$8,049
Total	($64,981)

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 75

BOND

Statement of Operations Caption
Net realized gain (loss) on:
Investment securities – unaffiliated issuers	$1,062,864
Futures contracts	$357,284
Total	$1,420,148
Net change in unrealized appreciation (depreciation) on:
Investment securities – unaffiliated issuers	($272,965)
Futures contracts	($167,459)
Total	($440,424)
The average notional cost of futures contracts and the average number of purchased options contracts outstanding during the six months ended March 31, 2018 were approximately as follows:

BALANCED         BOND
Futures contracts – long        $7,337,000        $33,087,000
Futures contracts – short         $2,545,000        $12,909,000
Purchased options         124            453

NOTE 6 — OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, each Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on each Fund's assets to the extent of any overdraft. At March 31, 2018, Balanced and Bond each had a payment due to SSB pursuant to the foregoing arrangement of $608,305 and $1,782, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018. The Funds' average overdraft advances during the six months ended March 31, 2018 were not significant.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the respective Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the respective Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the respective Fund and cannot be sold or re-pledged by the respective Fund; accordingly, such collateral is not reflected in each of the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

76 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2018, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:

	Balanced	Bond	Equity
Securities on Loan	$14,269,635	$12,037,382	$4,569,640
Collateral Received:
Cash	$1,035,588	$12,286,455	$—
U.S. Government and/or agencies securities	13,313,825	—	4,657,500
Total Collateral Received	$14,349,413	$12,286,455	$4,657,500
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

BALANCED

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,313,825	$—	$—	$—	$13,313,825
Corporate Bonds	1,035,588	—	—	—	1,035,588
Total	$14,349,413	$—	$—	$—	$14,349,413

BOND

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$12,286,455	$—	$—	$—	$12,286,455

EQUITY

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,657,500	$—	$—	$—	$4,657,500
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 8 — LINE OF CREDIT
The Funds participate with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. Equity had no borrowings pursuant to this line of credit during the six months ended March 31, 2018. Balanced and Bond did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 77

NOTE 9 — AFFILIATED COMPANIES
The Funds have invested a portion of their assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Funds obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Funds' investment adviser. CIC may be considered an affiliated person of the Funds based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Funds intend to request a new exemptive order from the SEC to permit additional investment in CIC notes.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of each Fund’s investment in affiliated companies was $4,073,883, $4,830,835 and $10,287,525 for Balanced, Bond and Equity, respectively, which represents 0.59%, 0.49% and 0.45% of net assets for Balanced, Bond and Equity, respectively. Transactions in affiliated companies by the Funds for the six months ended March 31, 2018 were as follows:

BALANCED
Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$4,266,666	$—	$—	$4,266,666	$4,051,498	$31,467	$—	$—	($14,976)
GEEMF Partners LP	—	—	—	—	22,385	—	—	—	5,132
TOTALS					$4,073,883	$31,467	$—	$—	($9,844)

BOND
Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$5,087,392	$—	$—	$5,087,392	$4,830,835	$37,520	$—	$—	($17,857)

EQUITY
Name of Affiliated Company	Principal Amount/ Shares beginning of period	Gross Additions	Gross Reductions	Principal Amount/ Shares end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$10,833,877	$—	$—	$10,833,877	$10,287,525	$79,900	$—	$—	($38,026)
New Day Farms, Inc., Participation Interest Note	6,225	—	—	6,225	—	139	—	—	—
New Day Farms, Inc., Series B, Preferred	4,547,804	—	—	4,547,804	—	—	—	—	—
Shangri La Farms, Series A, Preferred	66,667	—	—	66,667	—	—	—	—	—
TOTALS					$10,287,525	$80,039	$—	$—	($38,026)

78 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

BALANCED	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	655,554	$21,211,417	1,788,008	$56,550,939
Reinvestment of distributions	1,166,116	36,911,114	442,518	13,869,696
Shares redeemed	(1,085,564)	(35,225,215)	(4,601,387)	(144,902,587)
Net increase (decrease)	736,106	$22,897,316	(2,370,861)	($74,481,952)

Class C
Shares sold	132,230	$4,131,109	424,327	$12,910,553
Reinvestment of distributions	124,197	3,809,129	32,486	983,605
Shares redeemed	(228,733)	(7,203,091)	(500,415)	(15,318,981)
Net increase (decrease)	27,694	$737,147	(43,602)	($1,424,823)

Class I
Shares sold	412,652	$13,583,297	1,213,710	$38,480,633
Reinvestment of distributions	164,435	5,297,415	31,138	999,298
Shares redeemed	(322,412)	(10,737,489)	(269,403)	(8,764,248)
Conversion from Class Y	931,356	31,845,199	—	—
Net increase	1,186,031	$39,988,422	975,445	$30,715,683

Class Y (a)
Shares sold	107,268	$3,579,531	636,692	$20,241,228
Reinvestment of distributions	—	—	14,672	467,952
Shares redeemed	(64,654)	(2,159,025)	(178,625)	(5,675,849)
Conversion to Class I	(939,567)	(31,845,199)	—	—
Net increase (decrease)	(896,953)	($30,424,693)	472,739	$15,033,331

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 79

BOND	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,620,379	$25,992,267	3,991,688	$63,932,983
Reinvestment of distributions	171,764	2,747,357	474,446	7,582,448
Shares redeemed	(2,165,031)	(34,681,126)	(11,227,412)	(179,333,779)
Net decrease	(372,888)	($5,941,502)	(6,761,278)	($107,818,348)

Class C
Shares sold	85,810	$1,369,445	217,542	$3,467,164
Reinvestment of distributions	10,125	160,868	25,898	411,161
Shares redeemed	(198,938)	(3,164,171)	(572,310)	(9,115,310)
Net decrease	(103,003)	($1,633,858)	(328,870)	($5,236,985)

Class I
Shares sold	8,921,278	$143,063,212	14,000,859	$224,499,285
Reinvestment of distributions	373,688	5,978,747	748,856	11,998,306
Shares redeemed	(13,703,328)	(220,903,304)	(5,443,245)	(87,351,729)
Conversion from Class Y	9,451,082	152,730,431	—	—
Net increase	5,042,720	$80,869,086	9,306,470	$149,145,862

Class R6 (a)
Shares sold	8,235,305	$133,145,981	—	$—
Reinvestment of distributions	80,067	1,280,388	—	—
Shares redeemed	(348,252)	(5,601,814)	—	—
Net increase	7,967,120	$128,824,555	—	$—

Class Y (b)
Shares sold	909,077	$14,783,784	5,046,556	$81,375,140
Reinvestment of distributions	33,027	535,470	174,878	2,821,038
Shares redeemed	(266,596)	(4,333,894)	(3,182,345)	(51,499,954)
Conversion to Class I	(9,394,113)	(152,730,431)	—	—
Net increase (decrease)	(8,718,605)	($141,745,071)	2,039,089	$32,696,224

(a) For the period from the commencement of operations, October 3, 2017, to March 31, 2018.
(b) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

80 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

EQUITY	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	938,276	$41,828,141	2,098,600	$83,902,160
Reinvestment of distributions	2,029,334	87,646,947	3,333,785	124,285,943
Shares redeemed	(2,890,860)	(129,131,519)	(10,745,032)	(425,704,959)
Net increase (decrease)	76,750	$343,569	(5,312,647)	($217,516,856)

Class C
Shares sold	220,268	$5,837,682	537,279	$13,276,376
Reinvestment of distributions	666,260	16,949,642	922,482	21,410,804
Shares redeemed	(699,992)	(18,723,083)	(2,310,767)	(58,096,855)
Net increase (decrease)	186,536	$4,064,241	(851,006)	($23,409,675)

Class I
Shares sold	3,740,914	$191,363,489	3,826,988	$173,015,098
Reinvestment of distributions	974,140	48,356,291	902,169	38,441,748
Shares redeemed	(2,273,305)	(116,195,319)	(3,726,001)	(168,010,686)
Conversion from Class Y	4,152,351	218,358,843	—	—
Net increase	6,594,100	$341,883,304	1,003,156	$43,446,160

Class R6 (a)
Shares sold	201	$10,000	—	$—
Reinvestment of distributions	15	739	—	—
Net increase	216	$10,739	—	$—

Class Y (b)
Shares sold	199,290	$9,214,232	2,234,886	$90,283,139
Reinvestment of distributions	—	—	329,260	12,668,373
Shares redeemed	(343,197)	(15,774,929)	(2,406,734)	(99,581,140)
Conversion to Class I	(4,598,451)	(218,358,843)	—	—
Net increase (decrease)	(4,742,358)	($224,919,540)	157,412	$3,370,372

(a) For the period from the commencement of operations, October 3, 2017, to March 31, 2018.
(b) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 11 — CAPITAL COMMITMENTS
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $272,391 and $3,011,661 for Balanced and Equity, respectively, at March 31, 2018. Balanced and Equity had sufficient cash and/or securities to cover these commitments.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 81

Balanced's unfunded capital commitments by investment at March 31, 2018 were as follows:

Name of Investment	Unfunded Commitment at 3/31/18
First Analysis Private Equity Fund IV LP	$60,000
Learn Capital Venture Partners III LP	$212,391
Total	$272,391

Equity's unfunded capital commitments by investment at March 31, 2018 were as follows:

Name of Investment	Unfunded Commitment at 3/31/18
Accion Frontier Inclusion Fund LP	$469,699
Adobe Capital Social Mezzanine Fund I LP	$89,539
Africa Renewable Energy Fund LP	$329,249
Arborview Capital Partners LP	$106,111
Blackstone Clean Technology Partners LP	$3,170
Bridges Ventures US	$651,160
China Environment Fund 2004 LP	$37,764
China Environment Fund III LP	$1,205
Coastal Ventures III LP	$50,000
Core Innovations Capital I LP	$51,766
Cross Culture Ventures I LP	$170,066
DBL Partners III LP	$532,443
First Analysis Private Equity Fund V LP	$52,302
Impact Ventures II LP	$9,632
LeapFrog Financial Inclusion Fund	$96,146
New Markets Education Partners LP	$92,500
New Markets Venture Partners II LP	$25,000
Owl Ventures LP	$115,000
Westly Capital Partners Fund II LP	$128,909
Total	$3,011,661

82 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 83

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Balanced Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

84 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of its peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 85

CALVERT BOND FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

86 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 87

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of its peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended September 30, 2017, performed at the median of its peer universe for the five-year period ended September 30, 2017 and underperformed its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

88 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 89

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Equity Fund (the “Fund”), and the investment sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

90 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of comparable funds and its benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of comparable funds and its benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained a breakpoint. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 91

OFFICERS AND TRUSTEES

Officers of Calvert Social Investment Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Social Investment Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

92 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 93

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

CALVERT SOCIAL INVESTMENT FUND Calvert Equity Fund
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Calvert Equity Fund - Sub-Adviser Atlanta Capital Management Company, LLC 1075 Peachtree Street, Suite 2100 Atlanta, GA 30309	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24204 3.31.2018

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:     /s/ John H. Streur
John H. Streur
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 24, 2018